UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Mutual Funds
Nuveen Equity Funds
December 31,
2023
Annual
Report
Fund Name Class A Class C Class R6 Class I
Nuveen Global Infrastructure Fund FGIAX FGNCX FGIWX FGIYX
Nuveen Global Real Estate Securities Fund NGJAX NGJCX NGJFX NGJIX
Nuveen Real Asset Income Fund NRIAX NRICX NRIFX NRIIX
Nuveen Real Estate Securities Fund FREAX FRLCX FREGX FARCX

Table
of Contents
Letter to Shareholders 3
Portfolio Managers’ Comments 4
Important Notices 9
Risk Considerations and Dividend Information 10
About the Funds’ Benchmarks 12
Fund Performance, Expense Ratios and Holdings Summaries 14
Expense Examples 27
Report of Independent Registered Public Accounting Firm 29
Portfolios of Investments 30
Statement of Assets and Liabilities 52
Statement of Operations 54
Statement of Changes in Net Assets 55
Financial Highlights 57
Notes to Financial Statements 65
Important Tax Information 78
Shareholder Meeting Report 80
Additional Fund Information 81
Glossary of Terms Used in this Report 82
Liquidity Risk Management Program 83
Annual Investment Management Agreement Approval Process 84
Directors/Trustees and Officers 91

Letter
to Shareholders

Dear Shareholders,
Financial markets spent the past year focused on the direction of inflation and whether policy makers would be able to deliver a soft landing in their economies. After more than a year and a half of interest rate increases by the U.S. Federal Reserve (Fed) and other central banks, financial conditions have tightened and inflation rates have cooled considerably. The Fed increased the target fed funds rate from near zero in March 2022 to a range of 5.25% to 5.50%
at its latest increase in July 2023, then left the rate unchanged through January 2024. At its
December 2023 policy meeting, the Fed acknowledged the fed funds rate may have reached its peak, and then in January 2024 removed the suggestion that another hike was possible.
But current inflation rates remain above central banks’ targets, and the trajectory from here is difficult to predict given that monetary policy acts on the economy with long and variable lags.
Surprisingly, economies were relatively resilient for much of 2023. The “most predicted recession” did not materialize in the U.S. during 2023, while U.K. and European economic growth had begun to show signs of stagnation or decline in the second half of the year. U.S.
gross domestic product rose 3.3% in the fourth quarter of 2023, slower than 4.9% in the third quarter but still ahead of 2.1% in the second quarter and 2.0% in the first quarter. For 2023 overall, GDP grew 2.5% (from the 2022 annual level to the 2023 annual level), compared to
1.9% in 2022. Much of the growth was driven by a relatively strong jobs market, which kept consumer sentiment and spending elevated despite long-term interest rates nearing multi-year highs, a series of U.S. regional bank failures and shocks from flaring geopolitical tensions.
While central banks are likely nearing the end of this interest rate hiking cycle, there are still upside risks to inflation and downside risks to the economy. Some labor market and consumer indicators are softening. Government funding and deficits remain a concern, especially as the
U.S. election year gets underway. The markets will continue to try to anticipate monetary policy shifts as the Fed evaluates incoming data and adjusts its rate setting activity on a meeting-
by-meeting basis. Geopolitical risks – from relations with China, to wars in Europe and the
Middle East – also expand the range of outcomes from economies and markets around the world. All these uncertainties, and others, will remain sources of short-term market volatility.
In this environment, Nuveen remains committed to filtering the market noise for investable opportunities that ultimately serve long-term investment objectives. Maintaining a long-term perspective is also important for investors, and we encourage you to review your time horizon, risk tolerance and investment goals with your financial professional.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Co-Chair of the Board
February 22, 2024

Portfolio Managers’
Comments
Nuveen Global Infrastructure Fund
Nuveen Global Real Estate Securities Fund
Nuveen Real Asset Income Fund
Nuveen Real Estate Securities Fund
These Funds feature portfolio management by Nuveen Asset Management, LLC, an affiliate of Nuveen Fund Advisors, LLC, the
Funds’ investment adviser. The Nuveen Global Infrastructure Fund portfolio managers are Jay Rosenberg, Tryg Sarsland, Jagdeep
Ghuman and Noah Hauser, CFA. For the Nuveen Global Real Estate Securities Fund, portfolios managers include Jay Rosenberg,
Scott Sedlak, Benjamin Kerl and Jagdeep Ghuman. For the Nuveen Real Asset Income Fund, the portfolio management team includes Jay Rosenberg, Tryg Sarsland, Brenda Langenfeld, CFA, Jean Lin, CFA, and Benjamin Kerl. For the Nuveen Real Estate
Securities Fund the portfolio management team includes Jay Rosenberg, Scott Sedlak, Sarah Wade and Benjamin Kerl.
Subsequent to the close of the reporting period, Jay Rosenberg announced that he will retire from Nuveen on July 1, 2024. He will continue to serve as a portfolio manager of the Funds until March 31, 2024. Effective February 8, 2024, Benjamin Kerl was named a portfolio manager of the Nuveen Global Infrastructure Fund. There are no other changes to the Funds’ portfolio management teams and there are no changes to the Funds’ investment objectives, principal investment strategies or principal risks.
Here the Funds’ portfolio management teams review U.S. and global economic and market conditions, key investment strategies and the performance of the Funds for the twelve-month reporting period ended December 31, 2023. For more information on the
Funds’ investment objectives and policies, please refer to the prospectus.
What factors affected the U.S. and global economy and financial market conditions during the twelve-month reporting period ended December 31, 2023?
The U.S. economy performed better than expected despite persistent inflationary pressure and rising interest rates during the twelve-month period ended December 31, 2023. Gross domestic product rose at an annualized rate of 3.3% in the fourth quarter of 2023, after sharply accelerating to 5.2% (annualized) in third quarter of 2023, according to the U.S. Bureau of Economic Analysis initial estimate. For the year as a whole, GDP was up 2.5% (from the 2022 annual level to the 2023 annual level), compared with an increase of 1.9% in 2022. During the reporting period, price pressures eased in comparison to 2022 given normalization in supply chains, falling energy prices and aggressive measures by the U.S. Federal Reserve (Fed) and other global central banks to tighten financial conditions and slow demand in their economies. Nevertheless, during the reporting period inflation levels remained higher than central banks’ target levels.
The Fed raised its target fed funds rate four times during the reporting period, bringing it to a range of 5.25% to 5.50% as of July
2023 and voting to hold it at that level at its remaining meetings in 2023. During the beginning of the reporting period, the Fed’s activity led to significant volatility in bond and stock markets, given the uncertainty of how rising interest rates would affect the economy. One of the most highly visible impacts occurred in the U.S. regional banking sector in March 2023, when Silicon Valley
Bank, Signature Bank, First Republic Bank and Silvergate Bank failed. In the same month, Swiss bank UBS agreed to buy Credit
Suisse, which was considered vulnerable in the current environment. The Fed’s monetary tightening policy also contributed to an increase in the U.S. dollar’s value relative to major world currencies, which acts as a headwind to the profits of international companies and U.S. domestic companies with overseas earnings.
During the reporting period, elevated inflation and higher borrowing costs weighed on some segments of the economy, including the real estate market. Consumer spending, however, has remained more resilient than expected, in part because of a still-strong labor market, another key gauge of the economy’s health. As of December 2023, the unemployment rate was 3.7%, near its pre-
pandemic low, with monthly job growth continuing to moderate. The strong labor market and wage gains helped the U.S. economy during the reporting period, even as the Fed sought to soften job growth to help curb inflation pressures.
During the reporting period, investors also continued to monitor government funding and deficits. The U.S. government avoided a default scenario after approving an increase to the debt ceiling limit in June 2023. At the same time, the potential for a government shutdown loomed but was ultimately avoided with funding resolutions passed in September and November 2023. Notably, in
August 2023, ratings agency Fitch downgraded U.S. debt from AAA to AA+ based on concerns about the U.S.’s growing fiscal debt and reduced confidence in fiscal management.

Nuveen Global Infrastructure Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended December 31, 2023?
The investment objective of the Fund is long-term growth of capital and income. The Fund seeks growth opportunity from global economic development by investing in U.S. and non-U.S. infrastructure companies that own or operate vital structures, facilities and services. The Fund is structured using a number of core infrastructure companies that the portfolio management team believes should provide long-term outperformance versus the market, combined with more opportunistic holdings that are undervalued by the market in the short term. The Fund has exposure around the globe to a mixture of holdings that represent significant value, as well as positions in companies that may prove to be more stable in a slowly growing global economy.
For much of the reporting period, the portfolio management team tactically highlighted areas of the infrastructure investment universe that are more resilient in the face of higher inflation and rising interest rates, while deemphasizing sectors that tend to exhibit greater rate sensitivity. However, this tactical positioning shifted late in the reporting period as the interest rate backdrop reached a potential inflection point. The portfolio management team increased exposure to the more defensive electric utilities sector, which underperformed other infrastructure sectors. European airport exposure was also increased because the sector experienced healthy revenue growth and waning cost pressures. To balance the Fund’s increased cyclical exposure from the airport addition, the portfolio management team lowered toll road exposure following a period of outperformance. Renewable energy exposure was also reduced because of tighter financial conditions and the rising cost of capital. The Fund maintained out-of-index exposure to technology infrastructure (cellular tower companies and data centers), but this exposure was lower than average given the sector’s higher sensitivity to rising interest rates. From a geographic standpoint, the portfolio management team’s outlook for
North America was the most favorable, leading the Fund to maintain above-average U.S. exposure.
How did the Fund perform during the twelve-month reporting period ended December 31, 2023?
For the twelve-month reporting period ended December 31, 2023, the Fund’s Class A Shares at NAV outperformed the S&P Global
Infrastructure Index (Net). For purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Global Infrastructure Index (Net).
The primary contributor to the Fund’s relative performance was security selection and an underweight allocation to the electric utilities sector, which underperformed. Elevated inflation and higher interest rates caused significant share price declines for many electric utility companies because of their slower growing, more rate-sensitive business models. The Fund also benefited from an underweight to U.S. regulated utilities, including NextEra Energy Inc., Dominion Energy Inc. and America Electric Power Co Inc.,
which underperformed. NextEra shares, in particular, retreated sharply following an announcement that subsidiary NextEra Energy
Partners was cutting its distribution growth rate.
The Fund also benefited from out-of-index exposures to French toll road company Vinci SA and Spanish toll road company Ferrovial
SA, which outperformed. Vinci benefited from improving revenues. Ferrovial benefited from lower interest rates, a likely listing in the
U.S., and a potential tariff increase on its largest asset. The Fund remains invested in both Vinci and Ferrovial.
Partially offsetting the outperformance was the Fund’s underweight to the airport sector, particularly Mexican and European airport companies, which outperformed. Mexican airport companies benefited from increased traffic while European airport companies benefited from a combination of improved energy security, lower energy costs, and oversold conditions.
Nuveen Global Real Estate Securities Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended December 31, 2023?
The Fund seeks long-term capital appreciation with a secondary objective to provide current income. The Fund invests in income-
producing equities of companies engaged in the real estate industry. Applying a fundamentally based, relative value process, the portfolio management team diversifies across geographies and sectors of listed global commercial real estate by investing in common stocks, preferred securities and other equity securities issued by U.S. and non-U.S. companies in the real estate industry, including real estate investment trusts (REITs) and similar REIT-like entities. Equity securities in which the Fund may invest may be of any market capitalization, including small and mid-capitalization companies.
During the reporting period, the portfolio management team generally maintained a bias toward higher quality, higher market cap companies and assets within the REIT sector, with an emphasis on companies’ balance sheet dynamics. Specifically, the portfolio

Portfolio Managers’ Comments
(continued)

management team preferred companies with lower overall leverage and less debt maturing in the short term because rising interest rates have significantly increased financing costs. Industrial sector exposure increased the most, given the underlying strength in the fundamentals of the sector. The industrial sector also plays into the portfolio management team’s nearshoring theme in areas like Mexico’s border markets and Central and Eastern Europe. The Fund was overweight to the technology infrastructure sector, specifically cellular towers, where the portfolio management team sees a sizable opportunity. The office sector remains the Fund’s biggest underweight as the sector continues to suffer from return-to-work challenges, resulting in weak underlying property-
type fundamentals. Diversified real estate has also been an ongoing structural underweight in the Fund because the portfolio management team prefers to own sector specialists over more diversified names.
The United States remained the Fund’s largest country weighting but still represented an underweight relative to the benchmark.
Canada exposure was increased because the country boasts strong demographic trends owing to its supportive immigration policy.
The portfolio management team slightly trimmed exposure to Asia, mainly among Hong Kong malls and developers, and added modestly to industrial exposure in Europe.
How did the Fund perform during the twelve-month reporting period ended December 31, 2023?
For the twelve-month reporting period ended December 31, 2023, the Fund’s Class A Shares at NAV outperformed the FTSE EPRA
Nareit Developed Index (Net). For purposes of this Performance Commentary, references to relative performance are in comparison to the FTSE EPRA Nareit Developed Index (Net).
During the reporting period, security selection at the regional and country level contributed to relative performance, most notably in Europe, led by Belgium and Spain, and the United States. The Fund also benefited from allocation and security selection in the industrial property sector, which continued to benefit from improved sentiment surrounding the global macro-economic backdrop.
The Fund’s overweight position in Belgian industrial company Montea NV and an out-of-index position in Mexican REIT TF
Administradora Industrial S de RL de CV (known as Terrafina) accounted for much of the sector’s contribution. Both companies are benefiting from nearshoring trends in Europe and Mexico, respectively. The Fund continued to maintain positions in both Montea and Terrafina at the end of the reporting period.
Security selection in the health care REIT sector also contributed to the Fund’s relative performance. The Fund’s lack of exposure to hospital owner Medical Properties Trust Inc. benefited results as the company faced headwinds from rising interest rates and tenants that are behind on rental payments. The portfolio management team has avoided owning this company given these key tenant issues and its excess leverage relative to peers.
Partially offsetting the Fund’s outperformance was security selection in the technology infrastructure sector, which is composed of cell tower and data center companies in the Fund but only data centers in the index. Within the technology infrastructure sector,
U.S. cell tower holdings remained under pressure due to higher interest rates, lower spending from cell phone carriers, and rising debt costs. Out-of-index exposure to U.S. cellular tower company SBA Communications Corporation detracted after management lowered guidance because of a weaker leasing pipeline for 2023, which led investors to anticipate more challenges in 2024. The
Fund maintained exposure to SBA Communications because the cell towers sector continues to benefit from long-term secular growth trends, exhibit attractive valuations, and could return to favor with investors if interest rate pressures subside or recession fears grow.
Nuveen Real Asset Income Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended December 31, 2023?
The Fund seeks to provide a high level of income and the potential for capital appreciation by investing in a global portfolio of infrastructure and commercial real estate related securities (i.e. real assets) across the capital structure and around the world. These securities include a combination of infrastructure and real estate common stock, infrastructure and real estate preferred stock, and infrastructure and real estate related debt.
The Fund’s portfolio management team attempts to add value versus the comparative blended performance benchmark in two ways: by re-allocating among the five main security types when the team sees value at differing times and, more importantly, through individual security selection. During the reporting period, the portfolio management team largely maintained the Fund’s more defensive posture throughout the portfolio given continued geopolitical risks and global growth and interest rate uncertainty.
The debt portion of the Fund remained a focus, ending the reporting period with a notable overweight. The Fund maintained this overweight because of the potential for continued equity market volatility, especially considering the sharp advance in equity markets in late 2023. Additionally, the debt segment of the capital structure offered attractive yields and pricing. As yields increased throughout much of the reporting period, the portfolio management team continued to focus on higher quality debt exposure, highlighting investment grade credits, without sacrificing income.
To fund the increased debt exposure, the portfolio management team underweighted common equities in the portfolio. Overall exposure to preferred securities remained consistent over the reporting period; however, within the asset class, exposure to real estate preferreds increased and global infrastructure preferreds decreased. Although the portfolio management team intends to balance U.S. and non-U.S. exposures over time, the Fund’s U.S. overweight increased during the reporting period because the portfolio management team was able to find incrementally more attractive opportunities in the U.S.
How did the Fund perform during the twelve-month reporting period ended December 31, 2023?
For the twelve-month reporting period ended December 31, 2023, the Fund’s Class A Shares at NAV underperformed the Real
Asset Income Blended Benchmark, which consists of: 1) 25% FTSE EPRA Nareit Developed Index (Net), 2) 22% S&P Global
Infrastructure Index (Net), 3) 20% ICE Hybrid & Preferred Infrastructure 7% Issuer Constrained Custom Index, 4) 20% Bloomberg U.S.
Corporate High Yield Bond Index, and 5) 13% FTSE Nareit Preferred Stock Index. For purposes of this Performance Commentary, references to relative performance are in comparison to the Real Asset Income Blended Benchmark.
Allocations to equity and fixed income securities detracted from relative performance during the reporting period. Within the real asset debt sector, security selection and an underweight position in industrials were the primary detractors from relative performance. These companies are typically excluded from the Fund’s investment universe because their business is not derived from infrastructure or real estate related activities. As a result, the Fund has a structural underweight to the industrials sector, which proved detrimental during most of this reporting period as higher interest rates pressured infrastructure and real estate companies, while industrials performed better. Although the rapid shift in interest rates late in the reporting period supported infrastructure and real estate, the move was not enough to offset their earlier underperformance.
Security selection among real estate preferred securities also detracted from relative performance. The Fund’s underweights to various hotel and office REITs detracted as both property types rebounded during the reporting period. These underweights are partly due to the Fund’s more defensive tilt, as these sectors have historically been more closely tied to economic activity.
Additionally, the portfolio management team has generally maintained an underweight to hotel REITs because of pressure on margins from rising costs. Meanwhile, the Fund’s office exposure has remained minimal because of poor fundamentals and a difficult outlook for the segment, given more flexible work arrangements adopted during the pandemic.
Additionally, security selection detracted in global infrastructure preferred securities, particularly electric utility companies with greater renewable energy exposure. Growth and development within the renewable energy segment has been impaired by the rising cost of capital and lower expected returns, resulting in weaker relative performance.
Partially offsetting the Fund’s underperformance was favorable security selection in the electric utilities segment of the global infrastructure common equity sector. The electric utilities segment underperformed in 2023 because of interest rate increases.
Within the sector, the Fund benefited from lower exposures to utilities with capital funding needs and utilities that were required to dispose of assets to shore up their balance sheets. These companies generally experienced additional downward pressure. The
Fund’s selective avoidance of companies with considerable renewable energy exposure also helped as renewable development has been hindered by the increased cost of capital. The portfolio management team has maintained the Fund’s electric utilities underweight in infrastructure common equity, preferring to gain more exposure to this area in the debt portion of the portfolio, where electric utilities have held up better.
The Fund continued using interest rate futures to partially hedge the portfolio against movements in interest rates. The interest rate futures had a negligible impact on relative performance during the reporting period.
Nuveen Real Estate Securities Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended December 31, 2023?
The Fund seeks to provide above average current income and long-term capital appreciation by investing in income-producing equities of companies engaged in the real estate industry. Applying a fundamentally based, relative value process, the portfolio management team diversifies across geographies and sectors of listed U.S. commercial real estate.

Portfolio Managers’ Comments
(continued)

During the reporting period, the portfolio management team continued to emphasize higher quality, higher market cap companies and assets within the real estate investment trusts (REIT) sector because of the potential for an economic slowdown or recession, and the ongoing macroeconomic and geopolitical uncertainty. Rising interest rates during the reporting period also led the portfolio management team to favor companies with lower overall leverage and less debt maturing in the short term because of the increased cost of financing. In addition, the portfolio management team lowered exposure to segments with longer-term lease structures, such as net lease, because these companies have less flexibility to increase leases annually to keep pace with inflation.
In the final two months of the reporting period, market sentiment rapidly shifted as investors began to anticipate an economic soft landing and Fed rate cuts beginning in early 2024. As a result, the portfolio management team began to increase exposure to sectors that had been most negatively impacted by the Fed’s prior rate increases, particularly technology infrastructure. Health care
REIT (senior housing and medical office buildings) and industrial sector exposure increased during the reporting period because the portfolio management team’s stronger outlooks for these sectors, while apartment exposure declined as supply in the Sunbelt has become an increasing concern.
How did the Fund perform during the twelve-month reporting period ended December 31, 2023?
For the twelve-month reporting period ended December 31, 2023, the Fund’s Class A Shares at NAV underperformed the Real
Estate Securities Blended Benchmark, which consists of: 1) 50% MSCI US REIT Index and 2) 50% MSCI USA IMI REITs Index. For
purposes of this Performance Commentary, references to relative performance are in comparison to the Real Estate Securities
Blended Benchmark.
During the reporting period, security selection in the technology infrastructure sector detracted from relative performance. As interest rates rose, wireless tower companies were negatively impacted given their relatively longer lease durations, which limit their ability to increase earnings quickly, making them less attractive to investors. In addition, the Fund’s overweight position in
U.S. cellular tower operator SBA Communications Corp. detracted from relative performance after the company lowered guidance because of a weaker leasing pipeline for 2023, which led investors to anticipate more challenges in 2024. The Fund maintained an overweight to SBA Communications because of its relatively attractive valuation and favorable business mix. An underweight to
Digital Realty Trust Inc., a data center REIT, also detracted in the technology infrastructure sector. Shares advanced because of the company’s strong leasing and pricing trends as enthusiasm surrounding artificial intelligence (AI) drove positive sentiment for the data center sector. While the outlook for data centers is favorable, the portfolio management team maintained an underweight to
Digital Realty in favor of its peer, Equinix Inc., which exhibits a stronger balance sheet with less leverage and better earnings.
The Fund’s lack of exposure to the sole company in the real estate services sector, information storage services firm Iron Mountain
Inc., also detracted from relative performance. Shares rose during the reporting period as the company continued to benefit from strong client retention and recurring revenues in its core records management business, combined with expansion of its data center business. The portfolio management team continues to avoid ownership in Iron Mountain because of its underlying business mix and less favorable long-term fundamentals for its core business.
Partially offsetting the Fund’s underperformance was security selection and an underweight position in the net lease property type, which underperformed given elevated inflation levels and rising interest rates throughout much of the reporting period. The longer-
term leases found in net lease companies hinder their ability to increase leases annually to keep pace with inflation. The Fund also benefited from underweight positions in WP Carey Inc. and Realty Income Corporation, which the Fund continued to maintain.
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The
Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Important Notices

Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports to be prepared for these Funds will be for the reporting period ended June 30, 2024.
Events that Occurred Subsequent to the Reporting Period
Jay L. Rosenberg announced that he will retire from Nuveen on July 1, 2024. He will continue to serve as a portfolio manager of the Funds until March 31, 2024. Effective February 8, 2024, Benjamin T. Kerl was named a portfolio manager of the Nuveen Global
Infrastructure Fund. There are no other changes to the Funds’ portfolio management teams and there are no changes to the Funds’
investment objectives, principal investment strategies or principal risks. Refer to the Funds’ prospectus supplement dated February
8, 2024, for further information.

Risk Considerations and Dividend
Information
Risk Considerations
Nuveen Global Infrastructure Fund
Mutual fund investing involves risk; principal loss is possible. Concentration in infrastructure-related securities involves sector risk and concentration risk, particularly greater exposure to adverse economic, regulatory, political, legal, liquidity, and tax risks associated with master limited partnerships (MLPs) and real estate investment trusts (REITS). Foreign investments involve additional risks including currency fluctuations and economic and political instability. These risks are magnified in emerging markets. Common stocks are subject to market risk or the risk of decline. Small- and mid-cap stocks are subject to greater price volatility. The use of derivatives involves substantial financial risks and transaction costs. The Fund’s potential investment in other investment companies means shareholders bear their proportionate share of fund expenses and indirectly, the expenses of other investment companies.
Fund investments in exchange trade funds (ETFs) may involve tracking error. Preferred securities may involve greater credit risk than other debt instruments. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen Global Real Estate Securities Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. The real estate industry is greatly affected by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of the REIT. Prices of equity securities may decline significantly over short or extended periods of time. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as active management, derivatives, preferred security, and, small and mid-cap risks, are described in detail in the Fund’s prospectus.
Nuveen Real Asset Income Fund
Mutual fund investing involves risk; principal loss is possible. Concentration in specific sectors may involve greater risk and volatility than more diversified investments: real estate sector involves the risk of exposure to economic downturns and changes in real estate values, rents, property taxes, interest rates and tax laws; infrastructure-related securities may involve greater exposure to adverse economic, regulatory, political, legal, and other changes affecting such securities. Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity, and differing legal and accounting standards. These risks are magnified in emerging markets. Investments in small- and mid-cap companies are subject to greater volatility. In addition, the Fund will bear its proportionate share of any fees and expenses paid by the exchange trade funds (ETFs) in which it invests.
Debt or fixed income securities such as those held by the Fund are subject to market risk, credit risk, interest rate risk and income risk. As interest rates rise, bond prices fall. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure and therefore are subject to greater credit risk. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen Real Estate Securities Fund
Mutual fund investing involves risk; principal loss is possible. Common stocks and REITs such as those held in the Fund involve market risk, concentration risk, sector risk, and non-diversification risk. The real estate industry is greatly affected by economic downturns that may persist as well as changes in property values, taxes, and regulatory developments. Foreign investments involve additional risks including currency fluctuations, and economic or political instability. These risks are magnified in emerging markets.
The use of derivatives involves substantial financial risks and transaction costs. Small cap stocks may experience more volatility than large cap stocks. These and other risk considerations are described in detail in the Fund’s prospectus.
Dividend Information
Regular dividends are declared and distributed annually for Nuveen Global Infrastructure Fund, declared daily and distributed monthly for Nuveen Real Asset Income Fund and declared and distributed quarterly for Nuveen Global Real Estate Securities Fund and Nuveen Real Estate Securities Fund. To permit a Fund to maintain a more stable dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income it actually earned during the period.
In certain instances, a portion of each Fund’s distributions may be paid from sources or comprised of elements other than ordinary income, including capital gains and/or a return of capital. This is generally due to the fact that the tax character of Fund distributions for a fiscal year is dependent upon the amount and tax character of distributions received from securities held in the Fund’s portfolio. Distributions received from certain securities in which the Fund invests, most notably real estate investment trust (REIT)
securities, may be characterized for tax purposes as ordinary income, long-term capital gain and/or a return of capital. The issuer of a security typically reports the tax character of its distributions only once per year, generally during the first two months of the following calendar year. The full amount of the distributions received from such securities is included in the Fund’s ordinary income during the course of the year until such time the Fund is notified by the issuer of the actual tax character. To the extent that at the time of a particular distribution the Fund estimates that a portion of that distribution is attributable to a source or sources other than ordinary income, the Fund would send shareholders a notice to that effect. The final determination of the sources and tax character of all distributions for the fiscal year is made after the end of the fiscal year.
Additional Dividend Information
The Nuveen Global Infrastructure Fund invest in securities that make payments which ultimately may be fully or partially characterized for tax purposes by the securities’ issuers as gains or return of capital. This tax treatment will generally “flow through”
to the Fund’s distributions, but the specific tax treatment is often not known with certainty until after the end of the Fund’s tax year.
As a result, a portion of the distribution paid by Nuveen Global Infrastructure Fund were later re-characterized for tax purposes as a non-taxable return of capital, as set forth in the Fund’s table below. Nuveen Global Real Estate Securities Fund, Nuveen Real Asset
Income Fund and Nuveen Real Estate Securities Fund seek to pay regular dividends at a rate that reflects the cash flow received from each Fund’s investments in portfolio securities. Fund distributions are not intended to include expected portfolio appreciation;
however, the Funds invest in securities that make payments which ultimately may be fully or partially characterized for tax purposes by the securities’ issuers as gains or return of capital. While the reported sources of distributions may include capital gains and/
or return of capital for tax purposes, the Funds intend to distribute only the net cash flow received as opposed to a distribution rate based on long-term total return. This tax treatment will generally “flow through” to the Funds’ distributions, but the specific tax treatment is often not known with certainty until after the end of the Funds’ tax year. As a result, certain portions of the regular distributions by Nuveen Real Estate Securities Fund throughout the year were later re-characterized for tax purposes as either long-term gains (both realized and unrealized), or as a non-taxable return of capital, as set forth in each Fund’s table below. Nuveen
Global Real Estate Securities Fund and Nuveen Real Asset Income Fund did not have any such distribution re-characterizations.
These amounts and sources of distributions reported in this notice are for financial reporting purpose and not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which will be sent to shareholders shortly after calendar year-end. More details about each Fund’s distributions and the basis for these estimates are available on www.nuveen.com.
Nuveen Global Infrastructure Fund - Data as of December 31, 2023
Calendar Year 2023
Percentage of the Distribution Per Share Amounts
Share Class
Ticker
Symbol
Net
Investment
Income
Realized
Gains
Return of
Capital Distributions
Net
Investment
Income
Realized
Gains
Return of
Capital
Class A FGIAX 95.7% 0.0% 4.3% $0.2480 $0.2372 $0.0000 $0.0108
Class C FGNCX 93.5% 0.0% 6.5% $0.1648 $0.1540 $0.0000 $0.0108
Class R6 FGIWX 96.2% 0.0% 3.8% $0.2830 $0.2722 $0.0000 $0.0108
Class I FGIYX 96.1% 0.0% 3.9% $0.2737 $0.2629 $0.0000 $0.0108
Nuveen Real Estate Securities Fund - Data as of December 31, 2023
(1)
Calendar Year 2023
Percentage of the Distribution Per Share Amounts
Share Class
Ticker
Symbol
Net
Investment
Income
Realized
Gains
Return of
Capital Distributions
Net
Investment
Income
Realized
Gains
Return of
Capital
Class A FREAX 75.3% 24.7% 0.0% $0.4615 $0.3476 $0.1139 $0.0000
Class C FRLCX 66.5% 33.5% 0.0% $0.3405 $0.2266 $0.1139 $0.0000
Class R6 FREGX 78.7% 21.3% 0.0% $0.5339 $0.4200 $0.1139 $0.0000
Class I FARCX 77.6% 22.4% 0.0% $0.5076 $0.3937 $0.1139 $0.0000
(1)
The Fund owns REIT securities which attribute their distributions to various sources, including net investment income, gains and return of capital.

About the Funds’ Benchmarks
Bloomberg Global Capital Securities Index:
An index designed to measure the performance of fixed-rate, investment grade capital securities denominated in USD, EUR and GBP. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Corporate High Yield Bond Index:
An index designed to measure the performance of the USD-
denominated, fixed-rate corporate high yield bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
FTSE EPRA/ Nareit (Financial Times Stock Exchange – European Public Real Estate Association/National
Association of Real Estate Investment Trusts) Developed Index (Net):
An index designed to measure the
performance of listed real estate companies and REITs worldwide. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
FTSE Nareit (Financial Times Stock Exchange National Association of Real Estate Investment Trusts) Preferred
Stock Index:
An index designed to measure the performance of publicly traded U.S. REIT preferred stocks. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE Hybrid & Preferred Infrastructure 7% Issuer Constrained Custom Index:
An index designed to measure the
performance of the energy and utilities subgroups of the ICE BofA U.S. All Capital Securities Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Lipper Global Infrastructure Funds Classification Average:
Represents the average annualized returns for all
reporting funds in the Lipper Global Infrastructure Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Global Real Estate Funds Classification Average:
Represents the average annualized returns for all reporting
funds in the Lipper Global Real Estate Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Real Estate Funds Classification Average:
Represents the average annualized returns for all reporting funds in the Lipper Real Estate Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Real Return Funds Classification Average:
Represents the average annualized returns for all reporting funds in the Lipper Real Return Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
MSCI US REIT Index:
An index designed to measure the performance of U.S. large, mid and small-cap equity REITs.
The index represents about 99% of the U.S. REIT universe and securities are classified under the Equity REITs Industry
(under the Real Estate sector) according to the Global Industry Classification Standard (GICS), have core real estate exposure (i.e., only selected Specialized REITs are eligible which does not include cell tower REITs) and carry REIT tax status. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA IMI REITs Index:
An index which is designed to measure the performance of U.S. large, mid, and small-
cap equity REITs. All securities in the index are classified in the Equity REITs Industry (under the Real Estate sector)
according to the Global Industry Classification Standard (GICS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Real Asset Income Blended Benchmark
•
Through March 31, 2021:
Consists of: 1) 28% S&P Global Infrastructure Index (Net) (defined herein), 2) 21%
FTSE EPRA Nareit Developed Index (Net) (defined herein), 3) 18% Wells Fargo Hybrid & Preferred Securities
REIT Index (defined herein, index was discontinued on April 1, 2021), 4) 18% Bloomberg U.S. Corporate
High Yield Bond Index (defined herein), and 5) 15% Bloomberg Global Capital Securities Index (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
•
Effective April 1, 2021
: Consists of the previous composition through March 31, 2021, and thereafter: 1)
25% FTSE EPRA/Nareit Developed Index (Net) (defined herein), 2) 22% S&P Global Infrastructure Index (Net)
(defined herein), 3) 20% ICE Hybrid & Preferred Infrastructure 7% Issuer Constrained Custom Index, (defined herein), 4) 20% Bloomberg U.S. Corporate High Yield Bond Index (defined herein), and 5) 13% FTSE Nareit
Preferred Stock Index, (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Real Estate Securities Blended Benchmark (effective October 1, 2021):
Consists of: 1) 50% MSCI US REIT Index
(defined herein), and 2) 50% MSCI USA IMI REITs Index (defined herein). The Fund’s performance was measured against the MSCI US REIT Index through September 30, 2021. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Global Infrastructure Index (Net):
An index designed to measure the performance of listed infrastructure companies from around the world. To create diversified exposure across the global listed infrastructure market, the index has balanced weights across three distinct infrastructure clusters: utilities, transportation, and energy. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Wells Fargo Hybrid & Preferred Securities REIT Index (discontinued on April 1, 2021):
An index designed to
measure the performance of preferred securities issued in the U.S. market by REITs (index was discontinued on
April 1, 2021). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Expense Ratios and
Holdings Summaries
The Fund Performance, Expense Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.

Nuveen Global Infrastructure Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
December 31, 2023

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Global Infrastructure Index (Net).
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through July 31, 2025 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed
1.00% of the average daily net assets of any class of Fund shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual Fund operating expenses for Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to July 31, 2025 only with the approval of the Board of Directors of the
Fund.
Total Returns as of
December 31, 2023**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A at NAV 12/17/07 8.51% 7.91% 6.28% 1.34% 1.22%
Class A at maximum Offering Price 12/17/07 2.26% 6.63% 5.66% — —
S&P Global Infrastructure Index (Net) — 5.78% 6.46% 4.82% — —
Lipper Global Infrastructure Funds Classification
Average — 4.84% 7.19% 5.39% — —
Class C at NAV 11/03/08 7.74% 7.09% 5.65% 2.09% 1.97%
Class C at maximum Offering Price 11/03/08 7.74% 7.09% 5.65% — —
Class I 12/17/07 8.90% 8.20% 6.56% 1.09% 0.97%
Total Returns as of
December 31, 2023**
Average Annual Expense Ratios***
Inception
Date 1-Year 5-Year
Since
Inception Gross Net
Class R6 6/30/16 8.87% 8.26% 6.15% 1.02% 0.90%

Fund Performance, Expense Ratios and Holdings Summaries December 31,
2023
(continued)
Growth of an Assumed $10,000 Investment as of December 31, 2023 - Class A
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Holdings Summaries as of December 31, 2023
Fund Allocation
(% of net assets)
Common Stocks 90 .6%
Real Estate Investment Trust
Common Stocks 6 .3%
Investment Companies 0 .3%
Investments Purchased with
Collateral from Securities
Lending 0 .8%
Repurchase Agreements 2 .6%
Other Assets & Liabilities, Net (0.6)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Utilities 38.2%
Transportation 25.6%
Energy 15.8%
Commercial & Professional
Services 5.5%
Capital Goods 4.0%
Data Center REITs 3.4%
Telecom Tower REITs 2.7%
Telecommunication Services 1.5%
Other 0.2%
Investment Companies 0.3%
Investments Purchased with
Collateral from Securities
Lending 0.8%
Repurchase Agreements 2.6%
Other Assets & Liabilities, Net (0.6)%
Net Assets 100%
Top Five Common Stock & Real Estate
Investment Trust Common Stock Holdings
(% of net assets)
Transurban Group 4.4%
Aena SME SA 4.2%
Southern Co/The 4.2%
NextEra Energy Inc 3.1%
Enbridge Inc 2.7%
Country Allocation
2
(% of net assets)
United States 47 .5%
Canada 7 .7%
Australia 6 .9%
Spain 6 .8%
France 5 .6%
Italy 4 .6%
Japan 3 .9%
Germany 3 .2%
New Zealand 3 .1%
United Kingdom 2 .6%
Other 7 .9%
Investments Purchased with
Collateral from Securities
Lending 0 .8%
Other Assets & Liabilities, Net ( 0 .6 ) %
Net Assets 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 Includes 2.5% (as a percentage of net assets) in emerging market countries.

Nuveen Global Real Estate Securities Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
December 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the FTSE EPRA/Nareit Developed Index (Net).
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through July 31, 2025 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed
1.09% of the average daily net assets of any class of Fund shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual Fund operating expenses for Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to July 31, 2025 only with the approval of the Board of Trustees of the
Fund.
Total Returns as of
December 31, 2023**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year
Since
Inception Gross Net
Class A at NAV 3/20/18 11.22% 6.10% 5.03% 2.14% 1.30%
Class A at maximum Offering Price 3/20/18 4.84% 4.85% 3.96% — —
FTSE EPRA/Nareit Developed Index (Net) — 9.67% 2.81% 2.26% — —
Lipper Global Real Estate Funds Classification
Average — 10.95% 4.32% 3.32% — —
Class C at NAV 3/20/18 10.40% 5.29% 4.23% 2.89% 2.05%
Class C at maximum Offering Price 3/20/18 10.40% 5.29% 4.23% — —
Class R6 3/20/18 11.61% 6.44% 5.37% 1.79% 0.95%
Class I 3/20/18 11.50% 6.36% 5.29% 1.89% 1.05%

Growth of an Assumed $10,000 Investment as of December 31, 2023 - Class A
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Fund Performance, Expense Ratios and Holdings Summaries
December 31,
2023 (continued)
Holdings Summaries as of December 31, 2023
Fund Allocation
(% of net assets)
Real Estate Investment Trust
Common Stocks 87 .3%
Common Stocks 10 .7%
Repurchase Agreements 1 .6%
Other Assets & Liabilities, Net 0.4%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Industrial REITs 19.7%
Retail REITs 14.5%
Multi-Family Residential REITs 10.4%
Real Estate Management &
Development 8.6%
Health Care REITs 7.2%
Data Center REITs 7.0%
Office REITs 5.1%
Diversified REITs 4.7%
Telecom Tower REITs 4.7%
Self-Storage REITs 4.6%
Other Specialized REITs 4.5%
Other 7.0%
Repurchase Agreements 1.6%
Other Assets & Liabilities, Net 0.4%
Net Assets 100%
Top Five Common Stock & Real Estate
Investment Trust Common Stock Holdings
(% of net assets)
Prologis Inc 7.2%
Equinix Inc 4.8%
Public Storage 3.2%
VICI Properties Inc 2.6%
Mitsui Fudosan Co Ltd 2.6%
Country Allocation
2
(% of net assets)
United States 62 .4%
Japan 9 .3%
Canada 5 .3%
United Kingdom 4 .3%
Hong Kong 3 .7%
Australia 3 .2%
Singapore 2 .5%
Spain 2 .0%
Belgium 1 .8%
Germany 1 .5%
Other 3 .6%
Other Assets & Liabilities, Net 0 .4%
Net Assets 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 Includes 0.7% (as a percentage of net assets) in emerging market countries.

Nuveen Real Asset Income Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
December 31, 2023

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Real Asset Income Blended Benchmark. The Fund’s
Blended Benchmark consists of: 1) 25% FTSE EPRA/Nareit Developed Index (Net), 2) 22% S&P Global Infrastructure Index (Net),
3) 20% ICE Hybrid & Preferred Infrastructure 7% Issuer Constrained Custom Index, 4) 20% Bloomberg U.S. Corporate High Yield
Bond Index and 5) 13% FTSE Nareit Preferred Stock Index. Refer to About the Funds’ Benchmarks for details on the Fund’s Blended
Benchmark composition through March 31, 2021.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through July 31, 2025 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed
0.95% of the average daily net assets of any class of Fund shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual Fund operating expenses for Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to July 31, 2025 only with the approval of the Board of Directors of the
Fund.
Total Returns as of
December 31, 2023**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A at NAV 9/13/11 8.13% 4.59% 4.86% 1.17% 1.16%
Class A at maximum Offering Price 9/13/11 1.91% 3.36% 4.25% — —
Bloomberg U.S. Corporate High Yield Bond Index — 13.45% 5.37% 4.60% — —
Real Asset Income Blended Benchmark — 11.49% 4.99% 4.56% — —
Lipper Real Return Funds Classification Average — 5.60% 6.81% 2.99% — —
Class C at NAV 9/13/11 7.36% 3.82% 4.24% 1.92% 1.91%
Class C at maximum Offering Price 9/13/11 7.36% 3.82% 4.24% — —
Class I 9/13/11 8.38% 4.84% 5.13% 0.92% 0.91%
Total Returns as of
December 31, 2023**
Average Annual Expense Ratios***
Inception
Date 1-Year 5-Year
Since
Inception Gross Net
Class R6 6/30/16 8.56% 4.95% 3.97% 0.82% 0.81%

Fund Performance, Expense Ratios and Holdings Summaries December 31,
2023
(continued)
Growth of an Assumed $10,000 Investment as of December 31, 2023 - Class A
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Holdings Summaries as of December 31, 2023
Fund Allocation
(% of net assets)
Corporate Bonds 26.2%
Real Estate Investment Trust
Common Stocks 22.1%
Common Stocks 21.9%
$25 Par (or similar) Retail
Preferred 14.0%
$1,000 Par (or similar)
Institutional Preferred 10.4%
Convertible Preferred Securities 1.9%
Investment Companies 0.4%
Asset-Backed and Mortgage-
Backed Securities 0.1%
Investments Purchased with
Collateral from Securities
Lending 1.6%
Repurchase Agreements 2.2%
Other Assets & Liabilities, Net (0.8)%
Net Assets 100%
Top Five Common Stock & Real Estate
Investment Trust Common Stock Holdings
(% of net assets)
Enbridge Inc 1.5%
Pembina Pipeline Corp 1.1%
National Grid PLC, Sponsored
ADR 1.1%
Gaming and Leisure Properties
Inc 1.1%
Enel SpA 1.1%
Portfolio Composition
1
(% of net assets)
Utilities 28.9%
Energy 16.9%
Equity Real Estate Investment
Trusts (REITs) 16.4%
Retail REITs 6.9%
Industrial REITs 4.6%
Transportation 3.2%
Other Specialized REITs 2.5%
Health Care REITs 2.3%
Telecommunication Services 1.9%
Diversified REITs 1.7%
Media & Entertainment 1.1%
Real Estate Management &
Development 1.2%
Financial Services 1.2%
Other 7.7%
Investment Companies 0.4%
Asset-Backed and Mortgage-
Backed Securities 0.1%
Repurchase Agreements 2.2%
Investments Purchased with
Collateral from Securities
Lending 1.6%
Other Assets & Liabilities, Net (0.8)%
Net Assets 100%
Country Allocation
2
(% of net assets)
United States 64.5%
Canada 12.0%
Australia 4.3%
United Kingdom 3.8%
Hong Kong 2.6%
Singapore 2.6%
Italy 2.5%
Spain 1.3%
France 1.3%
Portugal 0.9%
Other 3.4%
Investments Purchased with
Collateral from Securities
Lending 1.6%
Other Assets & Liabilities, Net (0.8)%
Net Assets 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 Includes 1.4% (as a percentage of net assets) in emerging market countries.

Nuveen Real Estate Securities Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
December 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Real Estate Securities Blended Benchmark. The Fund’s
Blended Benchmark consists of: 1) 50% MSCI US REIT Index and 2) 50% MSCI USA IMI REITs Index. The Fund’s performance was measured against the MSCI US REIT Index through September 30, 2021.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2025 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed
0.97% of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 shares will be less than the expense limitation. This ex-
pense limitation may be terminated or modified prior to July 31, 2025 only with the approval of the Board of Directors of the Fund.
Total Returns as of
December 31, 2023**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A at NAV 9/29/95 11.22% 6.67% 7.04% 1.30% 1.22%
Class A at maximum Offering Price 9/29/95 4.83% 5.42% 6.41% — —
MSCI US REIT Index — 13.74% 7.40% 7.60% — —
Real Estate Securities Blended Benchmark — 12.54% 7.08% 7.44% — —
Lipper Real Estate Funds Classification Average — 12.20% 7.00% 6.87% — —
Class C at NAV 2/01/00 10.46% 5.88% 6.40% 2.05% 1.97%
Class C at maximum Offering Price 2/01/00 10.46% 5.88% 6.40% — —
Class R6 4/30/13 11.66% 7.09% 7.48% 0.93% 0.85%
Class I 6/30/95 11.51% 6.94% 7.31% 1.05% 0.97%

Growth of an Assumed $10,000 Investment as of December 31, 2023 - Class A
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Fund Performance, Expense Ratios and Holdings Summaries
December 31,
2023 (continued)
Holdings Summaries as of December 31, 2023
Fund Allocation
(% of net assets)
Real Estate Investment Trust
Common Stocks 98 .0%
Repurchase Agreements 2 .1%
Other Assets & Liabilities, Net (0.1)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Industrial REITs 19.5%
Retail REITs 14.2%
Health Care REITs 11.4%
Data Center REITs 11.3%
Multi-Family Residential REITs 9.7%
Telecom Tower REITs 7.6%
Self-Storage REITs 7.3%
Other Specialized REITs 7.3%
Office REITs 3.7%
Single-Family Residential REITs 2.6%
Hotel & Resort REITs 2.6%
Other 0.8%
Repurchase Agreements 2.1%
Other Assets & Liabilities, Net (0.1)%
Net Assets 100%
Top Five Common Stock & Real Estate
Investment Trust Common Stock Holdings
(% of net assets)
Prologis Inc 11.6%
Equinix Inc 7.7%
Public Storage 5.2%
VICI Properties Inc 4.3%
American Tower Corp 4.2%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Expense
Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended December 31, 2023.
The beginning of the period is July 1, 2023.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Global Infrastructure Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,028.30 $1,024.80 $1,030.60 $1,030.80
Expenses Incurred During the Period $6.24 $10.05 $4.61 $4.97
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,019.06 $1,015.27 $1,020.69 $1,020.32
Expenses Incurred During the Period $6.21 $10.01 $4.58 $4.94
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.22%, 1.97%, 0.90% and 0.97% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).
Nuveen Global Real Estate Securities Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,084.30 $1,080.40 $1,086.20 $1,085.70
Expenses Incurred During the Period $6.78 $10.75 $5.00 $5.52
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,018.69 $1,014.87 $1,020.40 $1,019.91
Expenses Incurred During the Period $6.56 $10.41 $4.84 $5.35
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.29%, 2.05%, 0.95% and 1.05% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).

Expense Examples
(continued)

Nuveen Real Asset Income Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,051.60 $1,048.10 $1,053.70 $1,052.90
Expenses Incurred During the Period $6.00 $9.86 $4.14 $4.71
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,019.37 $1,015.58 $1,021.16 $1,020.63
Expenses Incurred During the Period $5.90 $9.70 $4.08 $4.63
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.16%, 1.91%, 0.80% and 0.91% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).
Nuveen Real Estate Securities Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,066.60 $1,062.80 $1,068.50 $1,068.10
Expenses Incurred During the Period $6.35 $10.24 $4.28 $5.06
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,019.06 $1,015.28 $1,021.08 $1,020.32
Expenses Incurred During the Period $6.21 $10.01 $4.18 $4.94
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.22%, 1.97%, 0.82% and 0.97% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).

Report of Independent Registered
Public Accounting Firm

To the Board of Directors of Nuveen Investment Funds, Inc. and Board of Trustees of Nuveen Investment Trust V and
Shareholders of Nuveen Global Infrastructure Fund, Nuveen Global Real Estate Securities Fund, Nuveen Real Asset
Income Fund and Nuveen Real Estate Securities Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen Global Infrastructure Fund, Nuveen Real Asset Income Fund and Nuveen Real Estate Securities Fund (three of the funds constituting Nuveen Investment Funds, Inc.) and Nuveen Global Real Estate Securities Fund (one of the
funds constituting Nuveen Investment Trust V) (hereafter collectively referred to as the "Funds") as of December 31,
2023, the related statements of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2023 and each of the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
February 28, 2024
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Nuveen Global Infrastructure Fund
Portfolio of Investments December 31, 2023
Shares Description (a) Value
LONG-TERM INVESTMENTS - 97.2%
X –
COMMON STOCKS - 90 .6 % X 429,681,674
Capital Goods - 4.0%
32,585 Eiffage SA $ 3,498,020
171,604 Ferrovial SE 6,263,697
72,625 Vinci SA 9,139,510
Total Capital Goods 18,901,227
Commercial & Professional Services - 5.5%
53,695 (b) Casella Waste Systems Inc, Class A 4,588,775
1,364,723 Cleanaway Waste Management Ltd 2,501,904
48,480 Republic Services Inc 7,994,837
55,738 Waste Connections Inc 8,320,011
16,214 Waste Management Inc 2,903,927
Total Commercial & Professional Services 26,309,454
Energy - 15.8%
69,489 Cheniere Energy Inc 11,862,467
26,335 DT Midstream Inc 1,443,158
360,989 Enbridge Inc 13,002,824
43,608 Energy Transfer LP 601,791
131,283 Enterprise Products Partners LP 3,459,307
141,140 Gibson Energy Inc 2,144,182
33,474 Keyera Corp 809,156
338,855 Kinder Morgan Inc 5,977,402
54,981 MPLX LP 2,018,902
113,170 ONEOK Inc 7,946,798
163,910 Pembina Pipeline Corp 5,643,239
78,232 Targa Resources Corp 6,796,014
129,940 TC Energy Corp 5,075,804
232,845 Williams Cos Inc/The 8,109,991
Total Energy 74,891,035
Telecommunication Services - 1.5%
140,157 Cellnex Telecom SA, 144A 5,518,402
126,429 Infrastruture Wireless Italiane SpA 1,600,706
Total Telecommunication Services 7,119,108
Transportation - 25.6%
110,952 Aena SME SA 20,139,021
18,720 Aeroports de Paris 2,429,014
1,125,570 Atlas Arteria Ltd 4,431,499
1,948,808 Auckland International Airport Ltd 10,841,063
18,401 Canadian National Railway Co 2,311,718
53,054 Canadian Pacific Railway Ltd 4,194,449
157,193 Central Japan Railway Co 3,989,599
683,093 China Merchants Port Holdings Co Ltd 930,887
105,121 CSX Corp 3,644,545
104,587 East Japan Railway Co 6,020,312
209,634 Enav SpA 796,258
43,625 Flughafen Zurich AG 9,115,212
24,628 (b) Fraport AG Frankfurt Airport Services
Worldwide
1,486,037
366,858 Getlink SE 6,718,959
39,773 (c) Grupo Aeroportuario del Centro Norte SAB
de CV, ADR
3,365,989
27,259 (c) Grupo Aeroportuario del Pacifico SAB de
CV, ADR
4,776,322

Shares Description (a) Value
Transportation (continued)
346,519 International Container Terminal Services
Inc
$ 1,544,539
138,084 Japan Airport Terminal Co Ltd 6,074,972
108,762 Kamigumi Co Ltd 2,591,870
366,661 Port of Tauranga Ltd 1,297,529
526,461 Qube Holdings Ltd 1,164,059
2,235,885 Transurban Group 20,892,960
10,233 Union Pacific Corp 2,513,429
Total Transportation 121,270,242
Utilities - 38.2%
7,513 Alliant Energy Corp 385,417
17,525 American Electric Power Co Inc 1,423,380
44,866 American Water Works Co Inc 5,921,863
634,261 APA Group 3,691,109
48,053 Brookfield Renewable Corp, Class A 1,383,446
246,973 CenterPoint Energy Inc 7,056,019
504,065 CK Infrastructure Holdings Ltd 2,789,590
219,329 CLP Holdings Ltd 1,812,121
162,311 CMS Energy Corp 9,425,400
12,149 Consolidated Edison Inc 1,105,194
180,764 Contact Energy Ltd 915,302
29,772 DTE Energy Co 3,282,661
59,917 Duke Energy Corp 5,814,346
381,732 E.ON SE 5,128,592
641,317 EDP - Energias de Portugal SA 3,227,747
62,565 EDP Renovaveis SA 1,280,788
17,603 Endesa SA 359,120
990,591 Enel SpA 7,369,806
134,973 Engie SA 2,377,724
49,596 Entergy Corp 5,018,619
8,523 Evergy Inc 444,901
111,087 Exelon Corp 3,988,023
116,406 (c) Hydro One Ltd 3,487,656
382,224 Iberdrola SA 5,013,549
276,980 Infratil Ltd 1,755,697
476,597 Italgas SpA 2,728,928
41,977 (c) National Grid PLC, Sponsored ADR 2,854,016
240,072 NextEra Energy Inc 14,581,973
142,512 NiSource Inc 3,783,694
483,492 PG&E Corp 8,717,361
463,818 Power Grid Corp of India Ltd 1,321,113
74,945 PPL Corp 2,031,009
187,277 RWE AG 8,523,519
316,436 Sembcorp Industries Ltd 1,271,914
24,594 Sempra 1,837,910
86,299 Severn Trent PLC 2,837,900
804,451 Snam SpA 4,138,832
281,991 Southern Co/The 19,773,209
209,416 SSE PLC 4,943,470
623,676 Terna - Rete Elettrica Nazionale 5,203,116
76,676 Veolia Environement SA 2,423,472
157,666 Xcel Energy Inc 9,761,102
Total Utilities 181,190,608
Total Common Stocks
(cost $333,565,366) 429,681,674

Nuveen Global Infrastructure Fund
(continued)
Portfolio of Investments
December 31, 2023

Shares Description (a) Value
X –
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 6 .3 % X 30,060,528
Data Center REITs - 3.4%
51,195 Digital Realty Trust Inc   $ 6,889,823
11,805 Equinix Inc   9,507,629
Total Data Center REITs 16,397,452
Health Care REITs - 0.2%
298,025 Parkway Life Real Estate Investment Trust   828,449
Total Health Care REITs 828,449
Telecom Tower REITs - 2.7%
30,546 American Tower Corp   6,594,271
18,113 Crown Castle Inc   2,086,436
16,374 SBA Communications Corp   4,153,920
Total Telecom Tower REITs 12,834,627
Total Real Estate Investment Trust Common Stocks
(cost $27,613,546) 30,060,528
Shares Description (a) Value
X –
INVESTMENT COMPANIES - 0.3% X 1,586,517
387,258 3i Infrastructure PLC $ 1,586,517
Total Investment Companies
(cost $1,530,369) 1,586,517
Total Long-Term Investments
(cost $362,709,281) 461,328,719
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.8% X –
3,775,397 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.360%(e) $ 3,775,397
Total Investments Purchased with Collateral from Securities Lending
(cost $3,775,397) 3,775,397
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 2.6%
–
REPURCHASE AGREEMENTS - 2 .6% 12,159,676
$ 11,775 (f) Fixed Income Clearing Corp (FICC) 5.310% 1/02/24 $ 11,775,000
385 (g) Fixed Income Clearing Corp (FICC) 1.600% 1/02/24 384,676
Total Repurchase Agreements
(cost $12,159,676) 12,159,676
Total Short-Term Investments
(cost $12,159,676) 12,159,676
Total Investments (cost $ 378,644,354 ) - 100 .6% 477,263,792
Other Assets & Liabilities, Net -   (0.6)% (2,708,504)
Net Assets - 100% $ 474,555,288
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,659,369.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.

(f) Agreement with Fixed Income Clearing Corporation, 5.310% dated 12/29/23 to be repurchased at $11,781,947 on 1/2/24, collateralized by
Government Agency Securities, with coupon rate 1.875% and maturity date 11/15/51, valued at $12,010,563.
(g) Agreement with Fixed Income Clearing Corporation, 1.600% dated 12/29/23 to be repurchased at $384,745 on 1/2/24, collateralized by
Government Agency Securities, with coupon rate 2.875% and maturity date 5/15/32, valued at $392,407.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen Global Real Estate Securities Fund
Portfolio of Investments December 31, 2023
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.0%
X –
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 87 .3 % X 37,579,856
Data Center REITs - 7.0%
7,035 Digital Realty Trust Inc   $ 946,770
2,549 Equinix Inc   2,052,939
Total Data Center REITs 2,999,709
Diversified REITs - 4.8%
2,075 Armada Hoffler Properties Inc   25,668
21,001 British Land Co PLC/The   106,764
13,464 Charter Hall Group   110,312
14,363 Charter Hall Long Wale REIT   36,788
7,210 Essential Properties Realty Trust Inc   184,288
95 Hulic Reit Inc   100,451
286,575 LXI REIT Plc   382,817
30,080 Merlin Properties Socimi SA   333,980
97,303 Mirvac Group   138,426
472 Star Asia Investment Corp   192,678
60,542 Stockland   183,602
246 United Urban Investment Corp   251,213
Total Diversified REITs 2,046,987
Health Care REITs - 7.2%
9,251 CareTrust REIT Inc   207,037
2,039 Community Healthcare Trust Inc   54,319
45,385 Healthpeak Properties Inc   898,623
4,102 Omega Healthcare Investors Inc   125,767
18,669 Parkway Life Real Estate Investment Trust   51,896
13,314 Ventas Inc   663,570
12,017 Welltower Inc   1,083,573
Total Health Care REITs 3,084,785
Hotel & Resort REITs - 2.2%
21,751 Host Hotels & Resorts Inc   423,492
525 Japan Hotel REIT Investment Corp   257,377
2,314 Ryman Hospitality Properties Inc   254,679
Total Hotel & Resort REITs 935,548
Industrial REITs - 19.7%
14,618 Americold Realty Trust Inc   442,487
12,458 CapitaLand Ascendas REIT   28,561
36,206 Centuria Industrial REIT   80,177
3,387 Dream Industrial Real Estate Investment Trust   35,684
681 EastGroup Properties Inc   124,991
37,463 FIBRA Macquarie Mexico, 144A   73,355
10,139 First Industrial Realty Trust Inc   534,021
109,323 Frasers Logistics & Commercial Trust   95,173
197 GLP J-Reit   196,101
67,931 Goodman Property Trust   97,909
40,393 LXP Industrial Trust   400,698
119,811 Mapletree Industrial Trust   227,627
176,103 Mapletree Logistics Trust   231,874
35 Mitsui Fudosan Logistics Park Inc   113,451
4,657 Montea NV   442,698
60,755 Nexus Industrial REIT   370,935
36 Nippon Prologis REIT Inc   69,220
23,213 Prologis Inc   3,094,293
10,939 Rexford Industrial Realty Inc   613,678
116,523 TF Administradora Industrial S de RL de CV   247,923

Shares Description (a) Value
Industrial REITs (continued)
231,304 Tritax Big Box REIT PLC   $ 496,352
182,696 Urban Logistics REIT PLC   296,681
5,290 Warehouses De Pauw CVA   166,519
Total Industrial REITs 8,480,408
Multi-Family Residential REITs - 10.4%
13,799 Apartment Income REIT Corp   479,239
3,457 AvalonBay Communities Inc   647,220
5,216 Boardwalk Real Estate Investment Trust   280,827
1,617 Camden Property Trust   160,552
334 Daiwa Securities Living Investments Corp   246,828
2,285 Elme Communities   33,361
11,837 Equity Residential   723,951
1,855 Essex Property Trust Inc   459,929
130,552 (b) Home Reit PLC   166
22,531 Ingenia Communities Group   68,249
41,655 InterRent Real Estate Investment Trust   415,906
27,788 Killam Apartment Real Estate Investment Trust   376,644
32 Nippon Accommodations Fund Inc   136,974
2,724 UDR Inc   104,302
26,221 UNITE Group PLC/The   348,306
Total Multi-Family Residential REITs 4,482,454
Office REITs - 5.1%
4,219 Alexandria Real Estate Equities Inc   534,843
6,891 Allied Properties Real Estate Investment Trust   104,947
1,933 Boston Properties Inc   135,639
12,888 Cousins Properties Inc   313,823
51 Daiwa Office Investment Corp   240,355
2,349 Gecina SA   285,965
83 Nippon Building Fund Inc   359,297
184 Orix JREIT Inc   217,121
Total Office REITs 2,191,990
Other Specialized REITs - 4.5%
2,193 Four Corners Property Trust Inc   55,483
13,763 Gaming and Leisure Properties Inc   679,204
2,425 Safehold Inc   56,745
35,736 VICI Properties Inc   1,139,264
Total Other Specialized REITs 1,930,696
Real Estate Operating Companies - 0.6%
224,052 Sirius Real Estate Ltd   269,309
Total Real Estate Operating Companies 269,309
Residential REITs - 0.4%
4,744 Xior Student Housing NV   155,906
Total Residential REITs 155,906
Retail REITs - 14.5%
7,752 Agree Realty Corp   487,988
7,289 Brixmor Property Group Inc   169,615
39,829 Charter Hall Retail REIT   97,926
10,446 CT Real Estate Investment Trust   115,493
1,024 Federal Realty Investment Trust   105,523
58,322 Fortune Real Estate Investment Trust   37,037
125,335 Frasers Centrepoint Trust   214,424
446,782 Hammerson PLC   161,483
47,813 Kimco Realty Corp   1,018,895
98,948 Link REIT   555,598
7,928 NNN REIT Inc   341,697
5,562 Realty Income Corp   319,370

Nuveen Global Real Estate Securities Fund
(continued)
Portfolio of Investments
December 31, 2023

Shares Description (a) Value
Retail REITs (continued)
7,126 Regency Centers Corp   $ 477,442
24,921 RioCan Real Estate Investment Trust   350,197
150,226 Scentre Group   305,921
3,429 Simon Property Group Inc   489,113
27,487 SITE Centers Corp   374,648
149,466 Vicinity Ltd   207,625
99,645 Waypoint REIT Ltd   165,552
15,250 Wereldhave NV   243,617
Total Retail REITs 6,239,164
Self-Storage REITs - 4.5%
3,167 CubeSmart   146,791
2,689 Extra Space Storage Inc   431,127
4,549 Public Storage   1,387,445
Total Self-Storage REITs 1,965,363
Single-Family Residential REITs - 1.6%
2,711 American Homes 4 Rent, Class A   97,488
4,201 Equity LifeStyle Properties Inc   296,338
3,551 Invitation Homes Inc   121,125
1,422 Sun Communities Inc   190,050
Total Single-Family Residential REITs 705,001
Specialized REITs - 0.1%
4,267 Big Yellow Group PLC   66,427
Total Specialized REITs 66,427
Telecom Tower REITs - 4.7%
5,149 American Tower Corp   1,111,566
3,059 Crown Castle Inc   352,366
2,216 SBA Communications Corp   562,177
Total Telecom Tower REITs 2,026,109
Total Real Estate Investment Trust Common Stocks
(cost $32,733,127) 37,579,856
Shares Description (a) Value
X –
COMMON STOCKS - 10 .7 % X 4,572,792
Health Care Equipment & Services - 0.6%
26,449 Chartwell Retirement Residences $ 233,940
Total Health Care Equipment & Services 233,940
Real Estate Management & Development - 8.6%
114,622 Capitaland India Trust 99,010
56,474 Capitaland Investment Ltd/Singapore 135,022
3,020 Catena AB 141,405
69,993 CK Asset Holdings Ltd 351,301
14,155 CTP NV 239,136
33,043 Hysan Development Co Ltd 65,597
6,427 Instone Real Estate Group SE, 144A 51,794
8,962 Mitsubishi Estate Co Ltd 122,852
45,829 Mitsui Fudosan Co Ltd 1,120,505
4,997 Sagax AB, Class B 137,540
100,711 Sino Land Co Ltd 109,521
44,522 Sun Hung Kai Properties Ltd 481,789
22,343 TAG Immobilien AG 324,842
49,111 Tokyu Fudosan Holdings Corp 312,956
Total Real Estate Management & Development 3,693,270

Shares Description (a) Value
Telecommunication Services - 1.3%
13,010 Cellnex Telecom SA, 144A $ 512,243
4,579 Infrastruture Wireless Italiane SpA 57,974
Total Telecommunication Services 570,217
Transportation - 0.2%
3,424 Kyushu Railway Co 75,365
Total Transportation 75,365
Total Common Stocks
(cost $3,969,431) 4,572,792
Total Long-Term Investments
(cost $36,702,558) 42,152,648
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.6%
X –
REPURCHASE AGREEMENTS - 1 .6 % X 700,000
$ 700 (c) Fixed Income Clearing Corp (FICC) 5.310% 1/02/24 $ 700,000
Total Repurchase Agreements
(cost $700,000) 700,000
Total Short-Term Investments
(cost $700,000) 700,000
Total Investments (cost $ 37,402,558 ) - 99 .6% 42,852,648
Other Assets & Liabilities, Net -   0.4% 182,172
Net Assets - 100% $ 43,034,820
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) For fair value measurement disclosure purposes, investment classified as Level 3.
(c) Agreement with Fixed Income Clearing Corporation, 5.310% dated 12/29/23 to be repurchased at $700,413 on 1/2/24, collateralized by
Government Agency Securities, with coupon rate 3.375% and maturity date 5/15/33, valued at $714,050.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen Real Asset Income Fund
Portfolio of Investments December 31, 2023
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 97.0%
X –
CORPORATE BONDS - 26 .2 % X 286,249,752
Automobiles & Components - 0.2%
$ 2,060 Clarios Global LP / Clarios US Finance Co, 144A 6.750% 5/15/28 $ 2,101,643
Total Automobiles & Components 2,101,643
Capital Goods - 0.9%
3,730 Advanced Drainage Systems Inc, 144A 6.375% 6/15/30 3,757,951
2,335 Chart Industries Inc, 144A 7.500% 1/01/30 2,440,652
1,575 Emerald Debt Merger Sub LLC, 144A 6.625% 12/15/30 1,608,658
1,580 Trinity Industries Inc, 144A 7.750% 7/15/28 1,632,268
Total Capital Goods 9,439,529
Commercial & Professional Services - 0.9%
1,425 Clean Harbors Inc, 144A 4.875% 7/15/27 1,396,346
800 Clean Harbors Inc, 144A 5.125% 7/15/29 764,690
665 GFL Environmental Inc, 144A 6.750% 1/15/31 685,137
2,390 Republic Services Inc 5.000% 12/15/33 2,440,238
3,990 Waste Management Inc 4.875% 2/15/34 4,069,969
Total Commercial & Professional Services 9,356,380
Consumer Discretionary Distribution & Retail - 0.1%
1,380 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 1,281,902
Total Consumer Discretionary Distribution & Retail 1,281,902
Consumer Services - 0.4%
3,475 Churchill Downs Inc, 144A 5.750% 4/01/30 3,388,095
1,230 LIGHT + WONDER INTL INC, 144A 7.500% 9/01/31 1,282,959
Total Consumer Services 4,671,054
Energy - 5.1%
2,050 Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
7.875% 5/15/26 2,099,653
1,821 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.250% 4/01/28 1,793,685
3,170 Cheniere Energy Partners LP 4.500% 10/01/29 3,032,000
1,270 CNX Midstream Partners LP, 144A 4.750% 4/15/30 1,140,438
1,250 DT Midstream Inc 4.300% 4/15/32 1,121,950
1,820 DT Midstream Inc, 144A 4.375% 6/15/31 1,641,702
3,575 Energy Transfer LP 5.550% 2/15/28 3,646,858
1,200 EnLink Midstream LLC, 144A 5.625% 1/15/28 1,186,419
1,215 EQM Midstream Partners LP 5.500% 7/15/28 1,203,860
1,300 EQM Midstream Partners LP, 144A 4.750% 1/15/31 1,209,844
590 EQM Midstream Partners LP, 144A 7.500% 6/01/30 634,261
1,060 CAD Gibson Energy Inc 5.250% 12/22/80 683,518
1,380 CAD Keyera Corp 6.875% 6/13/79 1,007,935
3,470 Kinetik Holdings LP, 144A 5.875% 6/15/30 3,404,250
4,505 MPLX LP 5.000% 3/01/33 4,413,071
4,085 MPLX LP 5.650% 3/01/53 4,034,220
2,505 ONEOK Inc 6.100% 11/15/32 2,661,792
2,195 PBF Holding Co LLC / PBF Finance Corp, 144A 7.875% 9/15/30 2,235,388
3,653 CAD Pembina Pipeline Corp 4.800% 1/25/81 2,324,489
2,825 Sabine Pass Liquefaction LLC 5.000% 3/15/27 2,837,190
1,190 Sunoco LP / Sunoco Finance Corp 5.875% 3/15/28 1,188,415
2,725 Targa Resources Corp 6.125% 3/15/33 2,868,984
415 CAD Transcanada Trust 4.200% 3/04/81 257,503
1,250 Venture Global Calcasieu Pass LLC, 144A 4.125% 8/15/31 1,101,257

Principal
Amount (000)   Description (a) Coupon Maturity Value
Energy (continued)
$ 4,000 Venture Global Calcasieu Pass LLC, 144A 6.250% 1/15/30 $ 3,978,357
2,955 Venture Global LNG Inc, 144A 9.500% 2/01/29 3,126,883
875 Williams Cos Inc/The 5.400% 3/02/26 883,743
Total Energy 55,717,665
Equity Real Estate Investment Trusts (REITs) - 6.8%
4,300 Agree LP 4.800% 10/01/32 4,060,833
1,630 Alexandria Real Estate Equities Inc 5.150% 4/15/53 1,572,231
2,620 Alexandria Real Estate Equities Inc 4.750% 4/15/35 2,541,404
2,230 American Tower Corp 5.500% 3/15/28 2,279,277
2,235 American Tower Corp 5.650% 3/15/33 2,322,578
4,100 AvalonBay Communities Inc 5.000% 2/15/33 4,169,503
5,175 Crown Castle Inc 5.000% 1/11/28 5,154,692
1,455 CTR Partnership LP / CareTrust Capital Corp, 144A 3.875% 6/30/28 1,328,181
2,385 Extra Space Storage LP 5.900% 1/15/31 2,489,279
2,715 Extra Space Storage LP 5.700% 4/01/28 2,782,570
4,140 Federal Realty OP LP 5.375% 5/01/28 4,184,605
1,795 GLP Capital LP / GLP Financing II Inc 6.750% 12/01/33 1,936,500
3,500 Goodman US Finance Five LLC, 144A 4.625% 5/04/32 3,257,834
1,200 HAT Holdings I LLC / HAT Holdings II LLC, 144A 8.000% 6/15/27 1,249,613
1,925 Iron Mountain Inc, 144A 7.000% 2/15/29 1,978,665
1,445 Iron Mountain Information Management Services Inc, 144A 5.000% 7/15/32 1,323,588
9,045 Kimco Realty OP LLC 4.600% 2/01/33 8,725,091
10,895 Prologis LP 4.625% 1/15/33 10,943,337
1,370 RLJ Lodging Trust LP, 144A 3.750% 7/01/26 1,298,067
1,430 RLJ Lodging Trust LP, 144A 4.000% 9/15/29 1,285,045
5,025 SBA Communications Corp 3.125% 2/01/29 4,514,946
1,410 Scentre Group Trust 2, 144A 5.125% 9/24/80 1,255,382
3,625 Welltower OP LLC 3.850% 6/15/32 3,351,831
Total Equity Real Estate Investment Trusts (REITs) 74,005,052
Financial Services - 0.3%
725 Genesis Energy LP / Genesis Energy Finance Corp 7.750% 2/01/28 727,528
2,700 Hunt Cos Inc, 144A 5.250% 4/15/29 2,408,434
Total Financial Services 3,135,962
Health Care Equipment & Services - 0.4%
1,900 CHS/Community Health Systems Inc, 144A 10.875% 1/15/32 1,985,747
2,300 Tenet Healthcare Corp 6.125% 6/15/30 2,325,500
Total Health Care Equipment & Services 4,311,247
Media & Entertainment - 1.1%
4,600 CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 5/01/32 3,939,737
1,200 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 6.375% 9/01/29 1,183,395
2,450 Directv Financing LLC / Directv Financing Co-Obligor Inc,
144A
5.875% 8/15/27 2,301,963
1,250 Lamar Media Corp 3.625% 1/15/31 1,110,625
4,600 VZ Secured Financing BV, 144A 5.000% 1/15/32 3,927,119
Total Media & Entertainment 12,462,839
Real Estate Management & Development - 0.2%
2,775 EUR Peach Property Finance GmbH, 144A 4.375% 11/15/25 2,396,417
Total Real Estate Management & Development 2,396,417
Telecommunication Services - 1.4%
2,700 Cablevision Lightpath LLC, 144A 3.875% 9/15/27 2,370,992
3,030 Cellnex Finance Co SA, 144A 3.875% 7/07/41 2,346,947
2,750 Frontier Communications Holdings LLC, 144A 6.000% 1/15/30 2,346,146
750 Frontier Communications Holdings LLC, 144A 8.625% 3/15/31 764,702

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
December 31, 2023

Principal
Amount (000)   Description (a) Coupon Maturity Value
Telecommunication Services (continued)
$ 1,600 Iliad Holding SASU, 144A 7.000% 10/15/28 $ 1,592,142
1,365 Iliad Holding SASU, 144A 6.500% 10/15/26 1,362,329
1,785 Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint
Spectrum Co III LLC, 144A
5.152% 3/20/28 1,777,015
2,030 (b) T-Mobile USA Inc 4.800% 7/15/28 2,046,984
1,090 T-Mobile USA Inc 5.050% 7/15/33 1,098,475
Total Telecommunication Services 15,705,732
Transportation - 0.4%
2,300 Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 2,104,983
1,500 XPO Inc, 144A 6.250% 6/01/28 1,518,015
905 XPO Inc, 144A 7.125% 6/01/31 937,254
Total Transportation 4,560,252
Utilities - 8.0%
2,660 AEP Transmission Co LLC 5.400% 3/15/53 2,764,026
2,915 CAD AltaGas Ltd 7.350% 8/17/82 2,180,844
2,670 CAD AltaGas Ltd 5.250% 1/11/82 1,686,046
4,150 Ameren Illinois Co 4.950% 6/01/33 4,202,689
1,720 Atlantica Sustainable Infrastructure PLC, 144A 4.125% 6/15/28 1,611,970
1,675 Baltimore Gas and Electric Co 5.400% 6/01/53 1,728,331
1,200 Calpine Corp, 144A 3.750% 3/01/31 1,052,498
1,395 CAD Capital Power Corp 7.950% 9/09/82 1,030,640
1,825 Clearway Energy Operating LLC, 144A 3.750% 2/15/31 1,607,480
3,320 Clearway Energy Operating LLC, 144A 3.750% 1/15/32 2,884,169
2,635 Consolidated Edison Co of New York Inc 4.625% 12/01/54 2,364,264
2,365 Duke Energy Carolinas LLC 5.350% 1/15/53 2,420,923
1,300 EUR EDP - Energias de Portugal SA , Reg S 4.496% 4/30/79 1,433,347
3,820 EDP Finance BV, 144A 6.300% 10/11/27 4,003,030
1,775 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 1,737,092
1,975 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 1,865,699
4,040 Florida Power & Light Co 4.800% 5/15/33 4,085,284
2,185 Georgia Power Co 4.650% 5/16/28 2,201,702
6,870 ITC Holdings Corp, 144A 4.950% 9/22/27 6,907,238
5,965 NextEra Energy Capital Holdings Inc 6.051% 3/01/25 6,018,125
585 NextEra Energy Operating Partners LP, 144A 4.500% 9/15/27 563,073
1,015 NextEra Energy Operating Partners LP, 144A 7.250% 1/15/29 1,062,611
2,581 GBP NGG Finance PLC , Reg S 5.625% 6/18/73 3,238,479
1,785 Northern States Power Co/MN 5.100% 5/15/53 1,799,531
995 NRG Energy Inc, 144A 7.000% 3/15/33 1,051,670
1,500 NRG Energy Inc, 144A 3.625% 2/15/31 1,288,768
3,425 Pacific Gas and Electric Co 6.150% 1/15/33 3,549,897
1,485 Pattern Energy Operations LP / Pattern Energy Operations
Inc, 144A
4.500% 8/15/28 1,404,602
2,460 Public Service Enterprise Group Inc 5.850% 11/15/27 2,560,643
2,935 Southern Co Gas Capital Corp 5.150% 9/15/32 2,976,179
2,900 Southern Co/The 5.200% 6/15/33 2,958,171
700 Superior Plus LP / Superior General Partner Inc, 144A 4.500% 3/15/29 649,089
3,315 TerraForm Power Operating LLC, 144A 4.750% 1/15/30 3,082,950
1,525 Virginia Electric and Power Co 5.000% 4/01/33 1,542,341
3,330 Vistra Operations Co LLC, 144A 7.750% 10/15/31 3,458,501
2,095 WEC Energy Group Inc 5.600% 9/12/26 2,132,176
Total Utilities 87,104,078
Total Corporate Bonds
(cost $289,754,719) 286,249,752

Shares Description (a) Value
X –
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 22 .1 % X 241,181,544
Diversified REITs - 1.7%
55,728 Armada Hoffler Properties Inc   $ 689,355
632,247 Charter Hall Long Wale REIT   1,619,396
106,914 ICADE   4,196,194
2,280,310 LXI REIT Plc   3,046,114
1,929,741 Mirvac Group   2,745,301
10,922 Star Asia Investment Corp   4,458,536
388,937 Stockland   1,179,504
Total Diversified REITs 17,934,400
Health Care REITs - 2.3%
5,371,249 Assura PLC   3,294,518
160,031 CareTrust REIT Inc   3,581,494
80,065 Community Healthcare Trust Inc   2,132,931
169,008 Healthcare Realty Trust Inc   2,912,008
579,325 Healthpeak Properties Inc   11,470,635
68,580 Omega Healthcare Investors Inc   2,102,663
34,111 Physicians Realty Trust   454,017
Total Health Care REITs 25,948,266
Hotel & Resort REITs - 0.2%
120,751 Apple Hospitality REIT Inc   2,005,674
Total Hotel & Resort REITs 2,005,674
Industrial REITs - 4.6%
251,447 CapitaLand Ascendas REIT   576,460
796,662 Centuria Industrial REIT   1,764,178
540,320 Dexus Industria REIT   1,022,912
240,574 Dream Industrial Real Estate Investment Trust   2,534,556
1,160,696 FIBRA Macquarie Mexico, 144A   2,272,725
3,151,306 Frasers Logistics & Commercial Trust   2,743,428
1,331,974 LondonMetric Property PLC   3,244,233
720,251 LXP Industrial Trust   7,144,890
3,991,988 Mapletree Industrial Trust   7,584,314
5,097,228 Mapletree Logistics Trust   6,711,494
784,485 Nexus Industrial REIT   4,789,618
1,384,290 TF Administradora Industrial S de RL de CV   2,945,315
1,294,217 Tritax Big Box REIT PLC   2,777,241
2,449,962 Urban Logistics REIT PLC   3,978,504
Total Industrial REITs 50,089,868
Mortgage REITs - 0.1%
31,524 KKR Real Estate Finance Trust Inc   417,062
36,481 Starwood Property Trust Inc   766,831
Total Mortgage REITs 1,183,893
Multi-Family Residential REITs - 1.0%
281,337 Apartment Income REIT Corp   9,770,834
3,970,455 (c) Home Reit PLC   5,061
44,472 UDR Inc   1,702,833
Total Multi-Family Residential REITs 11,478,728
Office REITs - 1.1%
226,626 Allied Properties Real Estate Investment Trust   3,451,426
25,439 Boston Properties Inc   1,785,055
16,163 Gecina SA   1,967,670
19,602 Highwoods Properties Inc   450,062
472 Kenedix Office Investment Corp   537,624
97,866 NSI NV   2,026,815
91,300 Postal Realty Trust Inc, Class A   1,329,328
Total Office REITs 11,547,980

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
December 31, 2023

Shares Description (a) Value
Other Specialized REITs - 2.5%
210,396 Four Corners Property Trust Inc   $ 5,323,019
236,889 Gaming and Leisure Properties Inc   11,690,472
317,035 VICI Properties Inc   10,107,076
Total Other Specialized REITs 27,120,567
Real Estate Operating Companies - 0.3%
2,561,051 Sirius Real Estate Ltd   3,078,371
Total Real Estate Operating Companies 3,078,371
Retail REITs - 6.9%
13,761 Agree Realty Corp   866,255
76,941 Brixmor Property Group Inc   1,790,417
904,089 Charter Hall Retail REIT   2,222,838
285,060 Choice Properties Real Estate Investment Trust   3,001,085
296,945 Crombie Real Estate Investment Trust   3,092,593
258,087 CT Real Estate Investment Trust   2,853,458
2,953,615 Fortune Real Estate Investment Trust   1,875,694
2,213,207 Frasers Centrepoint Trust   3,786,364
173,676 Kimco Realty Corp   3,701,035
692,316 Link REIT   3,887,390
160,103 NNN REIT Inc   6,900,439
373,213 Primaris Real Estate Investment Trust   3,886,902
124,735 Realty Income Corp   7,162,284
198,965 RioCan Real Estate Investment Trust   2,795,916
166,228 RPT Realty   2,132,705
13,670 Saul Centers Inc   536,821
1,781,547 Scentre Group   3,627,957
77,020 Simon Property Group Inc   10,986,133
39,258 Spirit Realty Capital Inc   1,715,182
2,326,355 Vicinity Ltd   3,231,568
2,157,169 Waypoint REIT Ltd   3,583,966
62,931 Wereldhave NV   1,005,314
Total Retail REITs 74,642,316
Self-Storage REITs - 0.6%
37,226 CubeSmart   1,725,425
32,064 Extra Space Storage Inc   5,140,821
Total Self-Storage REITs 6,866,246
Telecom Tower REITs - 0.8%
80,608 Crown Castle Inc   9,285,235
Total Telecom Tower REITs 9,285,235
Total Real Estate Investment Trust Common Stocks
(cost $231,099,646) 241,181,544
Shares Description (a) Value
X –
COMMON STOCKS - 21 .9 % X 239,251,259
Energy - 7.7%
33,705 DT Midstream Inc $ 1,847,034
442,955 Enbridge Inc 15,955,239
101,770 Energy Transfer LP 1,404,426
230,219 Enterprise Products Partners LP 6,066,271
344,379 Gibson Energy Inc 5,231,764
97,049 Keyera Corp 2,345,934
582,508 Kinder Morgan Inc 10,275,441
78,451 MPLX LP 2,880,721
162,252 ONEOK Inc 11,393,335
358,272 Pembina Pipeline Corp 12,334,907
39,730 Plains GP Holdings LP, Class A 633,693
75,334 TC Energy Corp 2,942,748

Shares Description (a) Value
Energy (continued)
297,707 Williams Cos Inc/The $ 10,369,135
Total Energy 83,680,648
Financial Services - 0.2%
2,477,283 Sdcl Energy Efficiency Income Trust PLC 2,052,485
Total Financial Services 2,052,485
Health Care Equipment & Services - 0.6%
587,472 Chartwell Retirement Residences 5,196,160
140,668 Sienna Senior Living Inc 1,219,785
Total Health Care Equipment & Services 6,415,945
Real Estate Management & Development - 0.8%
1,656,898 Capitaland India Trust 1,431,228
155,114 CK Asset Holdings Ltd 778,531
546,883 Hysan Development Co Ltd 1,085,673
2,447,809 Sino Land Co Ltd 2,661,946
241,097 Sun Hung Kai Properties Ltd 2,608,999
Total Real Estate Management & Development 8,566,377
Telecommunication Services - 0.5%
816,957 HKT Trust & HKT Ltd 975,388
7,746,752 NETLINK NBN TRUST 4,929,640
Total Telecommunication Services 5,905,028
Transportation - 2.4%
14,413 Aena SME SA 2,616,120
1,229,544 Atlas Arteria Ltd 4,840,856
908,694 Aurizon Holdings Ltd 2,352,550
808,895 China Merchants Port Holdings Co Ltd 1,102,324
1,103,991 Dalrymple Bay Infrastructure Ltd 2,023,727
852,649 Enav SpA 3,238,637
3,234 Grupo Aeroportuario del Centro Norte SAB
de CV, ADR
273,693
16,870 Grupo Aeroportuario del Pacifico SAB de
CV, ADR
2,955,961
742,573 Transurban Group 6,938,884
Total Transportation 26,342,752
Utilities - 9.7%
45,309 American Electric Power Co Inc 3,679,997
1,012,586 APA Group 5,892,787
916 Canadian Solar Infrastructure Fund Inc 726,987
22,969 Canadian Utilities Ltd, Class A 552,795
9,767 Capital Power Corp 278,920
940,043 CK Infrastructure Holdings Ltd 5,202,373
98,484 Clearway Energy Inc, Class A 2,519,221
551,906 CLP Holdings Ltd 4,559,910
615,629 Contact Energy Ltd 3,117,251
89,446 Duke Energy Corp 8,679,840
114,923 Enagas SA 1,938,673
116,930 Endesa SA 2,385,500
1,553,459 Enel SpA 11,557,435
81,133 Engie SA 1,429,263
32,834 Entergy Corp 3,322,472
69,743 Evergy Inc 3,640,585
568,559 Italgas SpA 3,255,490
178,658 (b) National Grid PLC, Sponsored ADR 12,146,957
79,262 Northwestern Energy Group Inc 4,033,643
109,015 OGE Energy Corp 3,807,894

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
December 31, 2023

Shares Description (a) Value
Utilities (continued)
22,097 Pinnacle West Capital Corp $ 1,587,448
917,229 Power Assets Holdings Ltd 5,317,821
176,503 Redeia Corp SA 2,908,527
693,362 REN - Redes Energeticas Nacionais SGPS
SA
1,781,545
1,872,630 Snam SpA 9,634,523
10,045 Southern Co/The 704,355
33,022 SSE PLC 779,517
358,916 Vector Ltd 846,295
Total Utilities 106,288,024
Total Common Stocks
(cost $214,623,404) 239,251,259
Shares Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 14 .0 % X 152,823,154
Energy - 0.1%
23,861 NuStar Energy LP 11.282% $ 596,763
Total Energy 596,763
Equity Real Estate Investment Trusts (REITs) - 8.6%
298,026 Agree Realty Corp 4.250% 5,573,086
92,890 American Homes 4 Rent 6.250% 2,353,833
163,451 American Homes 4 Rent 5.875% 3,930,996
118,080 Armada Hoffler Properties Inc 6.750% 2,833,920
201,242 Centerspace 6.625% 4,948,541
10,687 Chatham Lodging Trust 6.625% 235,435
68,686 (b) DiamondRock Hospitality Co 8.250% 1,730,887
139,710 Digital Realty Trust Inc 5.200% 3,112,739
112,827 Digital Realty Trust Inc 5.850% 2,803,751
121,101 Digital Realty Trust Inc 5.250% 2,682,387
164,472 Federal Realty Investment Trust 5.000% 3,751,606
205,404 Kimco Realty Corp 5.250% 4,808,508
169,504 Kimco Realty Corp 5.125% 3,966,394
4,704 Mid-America Apartment Communities Inc 8.500% 266,396
112,018 National Storage Affiliates Trust 6.000% 2,648,106
70,139 Pebblebrook Hotel Trust 5.700% 1,326,329
48,443 Pebblebrook Hotel Trust 6.375% 1,022,632
105,377 Pebblebrook Hotel Trust 6.300% 2,293,004
50,997 Public Storage 5.150% 1,209,139
69,067 Public Storage 3.950% 1,198,313
57,934 Public Storage 5.600% 1,460,516
69,889 Public Storage 4.125% 1,305,527
64,398 Public Storage 4.700% 1,377,473
81,420 Public Storage 3.900% 1,405,309
83,572 (b) Public Storage 3.875% 1,426,574
61,956 Public Storage 5.050% 1,470,836
73,136 Public Storage 4.750% 1,575,349
114,145 Public Storage 4.000% 2,039,771
89,664 (b) Public Storage 4.625% 1,917,913
101,356 Public Storage 4.000% 1,839,611
110,895 Public Storage 4.875% 2,482,939
93,962 Public Storage 4.100% 1,737,357
61,558 Rexford Industrial Realty Inc 5.875% 1,447,844
183,080 Rexford Industrial Realty Inc 5.625% 4,082,666
22,309 RLJ Lodging Trust 1.950% 558,840
41,442 Saul Centers Inc 6.125% 973,887
59,638 Saul Centers Inc 6.000% 1,421,173
151,886 SITE Centers Corp 6.375% 3,508,567
65,648 Spirit Realty Capital Inc 6.000% 1,544,041

Shares   Description (a) Coupon Value
Equity Real Estate Investment Trusts (REITs) (continued)
41,439 Summit Hotel Properties Inc 5.875% $ 866,075
78,299 Summit Hotel Properties Inc 6.250% 1,703,786
64,424 Sunstone Hotel Investors Inc 6.125% 1,401,222
89,937 Sunstone Hotel Investors Inc 5.700% 1,906,664
38,104 UMH Properties Inc 6.375% 857,340
67,304 Vornado Realty Trust 5.250% 1,009,560
18,702 Vornado Realty Trust 5.250% 287,076
Total Equity Real Estate Investment Trusts (REITs) 94,303,918
Financial Services - 0.2%
52,851 Brookfield Finance Inc 4.625% 891,596
32,801 (b) National Rural Utilities Cooperative Finance Corp 5.500% 825,273
Total Financial Services 1,716,869
Real Estate - 0.0%
20,976 Brookfield Property Partners LP 6.375% 270,590
Total Real Estate 270,590
Real Estate Management & Development - 0.2%
71,465 Brookfield Property Partners LP 5.750% 821,133
51,380 (b) Brookfield Property Partners LP 6.500% 663,830
Total Real Estate Management & Development 1,484,963
Utilities - 4.9%
52,583 BIP Bermuda Holdings I Ltd 5.125% 886,549
85,812 Brookfield BRP Holdings Canada Inc 4.625% 1,342,958
27,395 Brookfield Infrastructure Finance ULC 5.000% 459,688
42,131 (b) Brookfield Infrastructure Partners LP 5.000% 670,304
139,205 Brookfield Infrastructure Partners LP 5.125% 2,302,451
158,178 Brookfield Renewable Partners LP 5.250% 2,696,935
59,357 CMS Energy Corp 5.625% 1,457,214
139,028 CMS Energy Corp 4.200% 2,762,486
99,383 CMS Energy Corp 5.875% 2,481,594
73,405 CMS Energy Corp 5.875% 1,816,774
151,580 DTE Energy Co 4.375% 2,986,126
141,667 DTE Energy Co 4.375% 2,966,507
94,161 DTE Energy Co 5.250% 2,304,120
101,003 (b) Duke Energy Corp 5.750% 2,464,473
87,768 Duke Energy Corp 5.625% 2,061,670
37,698 Entergy Arkansas LLC 4.875% 803,721
21,032 Entergy Mississippi LLC 4.900% 466,069
14,696 Entergy New Orleans LLC 5.500% 334,187
32,428 Entergy Texas Inc 5.375% 744,223
95,072 Georgia Power Co 5.000% 2,102,042
28,227 (b) NextEra Energy Capital Holdings Inc 5.650% 685,069
84,269 NiSource Inc 6.500% 2,103,354
44,931 SCE Trust VII 7.500% 1,171,800
233,774 Sempra 5.750% 5,839,675
76,081 (b) Southern Co/The 5.250% 1,822,901
155,589 Southern Co/The 4.950% 3,497,641
183,750 Southern Co/The 4.200% 3,647,438
63,212 Spire Inc 5.900% 1,572,082
Total Utilities 54,450,051
Total $25 Par (or similar) Retail Preferred
(cost $166,165,371) 152,823,154

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
December 31, 2023

Principal
Amount (000) Description (a) Coupon Maturity Value
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 10 .4 % X 113,143,242
Consumer Discretionary - 0.1%
$ 600 EUR (b) Accor SA , Reg S 7.250% N/A (d) $ 720,309
Total Consumer Discretionary 720,309
Energy - 4.0%
5,732 Enbridge Inc 6.000% 1/15/77 5,441,299
4,710 Enbridge Inc 5.500% 7/15/77 4,305,217
3,127 Enbridge Inc 6.250% 3/01/78 2,890,407
2,815 Enbridge Inc 5.750% 7/15/80 2,596,838
2,589 Enbridge Inc 7.625% 1/15/83 2,592,933
1,897 Enbridge Inc 8.500% 1/15/84 2,017,737
2,428 (e) Energy Transfer LP (TSFR3M reference rate + 3.279%
spread)
8.656% 11/01/66 2,026,259
1,230 Energy Transfer LP 6.500% N/A (d) 1,168,844
5,956 Enterprise Products Operating LLC 5.250% 8/16/77 5,693,988
4,205 Enterprise Products Operating LLC 5.375% 2/15/78 3,768,690
1,609 CAD Inter Pipeline Ltd/AB 6.625% 11/19/79 1,145,443
2,275 CAD Keyera Corp 5.950% 3/10/81 1,517,874
740 (e) Plains All American Pipeline LP (TSFR3M reference rate +
4.372% spread)
9.751% N/A (d) 715,025
2,450 Transcanada Trust 5.500% 9/15/79 2,089,803
3,775 Transcanada Trust 5.875% 8/15/76 3,568,424
2,345 Transcanada Trust 5.600% 3/07/82 1,964,509
625 Transcanada Trust 5.300% 3/15/77 555,444
Total Energy 44,058,734
Financial Services - 0.5%
1,910 National Rural Utilities Cooperative Finance Corp 7.125% 9/15/53 1,968,584
880 National Rural Utilities Cooperative Finance Corp 5.250% 4/20/46 841,899
2,747 Transcanada Trust 5.625% 5/20/75 2,589,949
Total Financial Services 5,400,432
Transportation - 0.4%
2,050 BNSF Funding Trust I 6.613% 12/15/55 1,996,214
1,995 Royal Capital BV , Reg S 4.875% N/A (d) 1,976,662
Total Transportation 3,972,876
Utilities - 5.4%
1,285 CAD AltaGas Ltd 8.900% 11/10/83 1,013,579
3,765 American Electric Power Co Inc 3.875% 2/15/62 3,159,877
3,570 CMS Energy Corp 4.750% 6/01/50 3,223,462
2,015 CMS Energy Corp 3.750% 12/01/50 1,590,589
1,775 ComEd Financing III 6.350% 3/15/33 1,784,653
3,230 Dominion Energy Inc 4.350% N/A (d) 2,864,091
2,990 (b) Dominion Energy Inc 4.650% N/A (d) 2,841,479
2,755 Dominion Energy Inc 5.750% 10/01/54 2,705,862
5,075 Duke Energy Corp 4.875% N/A (d) 4,996,772
2,810 Edison International 5.000% N/A (d) 2,616,401
1,790 Edison International 5.375% N/A (d) 1,692,980
1,900 EUR EDP - Energias de Portugal SA , Reg S 5.943% 4/23/83 2,176,288
1,900 GBP Electricite de France SA , Reg S 5.875% N/A (d) 2,212,468
4,310 Emera Inc 6.750% 6/15/76 4,220,436
5,185 NextEra Energy Capital Holdings Inc 5.650% 5/01/79 4,865,347
1,700 NextEra Energy Capital Holdings Inc 3.800% 3/15/82 1,439,938
330 PPL Capital Funding Inc 8.275% 3/30/67 307,671
3,320 Sempra 4.125% 4/01/52 2,849,120
5,537 Sempra 4.875% N/A (d) 5,416,640
962 (e) Southern California Edison Co (3-Month LIBOR reference rate + 4.461% spread)
4.516% N/A (d) 963,423

Principal
Amount (000) Description (a) Coupon Maturity Value
Utilities (continued)
$ 2,590 Southern Co/The 4.000% 1/15/51 $ 2,462,683
2,275 GBP SSE PLC , Reg S 3.740% N/A (d) 2,722,916
868 Vistra Corp, 144A 8.000% N/A (d) 864,216
Total Utilities 58,990,891
Total $1,000 Par (or similar) Institutional Preferred
(cost $117,153,965) 113,143,242
Shares Description (a) Coupon Value
X –
CONVERTIBLE PREFERRED SECURITIES - 1 .9 % X 20,555,393
Equity Real Estate Investment Trusts (REITs) - 1.0%
432,107 British Land Co PLC/The 0.000% $ 2,196,734
17,112 Equity Commonwealth 6.500% 430,025
17,536 LXP Industrial Trust 6.500% 848,216
134,625 Regency Centers Corp 6.250% 3,364,279
109,459 Regency Centers Corp 5.875% 2,572,286
27,491 RPT Realty 7.250% 1,570,561
Total Equity Real Estate Investment Trusts (REITs) 10,982,101
Utilities - 0.9%
33,583 AES Corp/The 6.875% 2,554,995
18,753 Algonquin Power & Utilities Corp 7.750% 417,629
113,512 (b) NextEra Energy Inc 6.926% 4,327,077
47,268 Spire Inc 7.500% 2,273,591
Total Utilities 9,573,292
Total Convertible Preferred Securities
(cost $22,253,905) 20,555,393
Shares Description (a) Value
X –
INVESTMENT COMPANIES - 0.4% X 4,737,066
554,988 Greencoat UK Wind PLC/Funds $ 1,071,735
538,723 JLEN Environmental Assets Group Ltd
Foresight Group Holdings
697,572
655,141 Renewables Infrastructure Group Ltd/The 949,763
1,328,243 Sequoia Economic Infrastructure Income
Fund Ltd
1,448,117
494,565 Starwood European Real Estate Finance Ltd 569,879
Total Investment Companies
(cost $4,826,849) 4,737,066
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 0.1% X 1,387,726
$ 200 COMM 2014-UBS3 Mortgage Trust, 144A 4.767% 6/10/47 $ 105,252
150 GS Mortgage Securities Corp II, 2018 GS10, 144A 5.067% 3/10/33 128,389
1,300 (e) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 4.329% spread), 2019 MILE, 144A
9.691% 7/15/36 850,890
400 (e) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 2.829% spread), 144A
8.191% 7/15/36 303,195
Total Asset-Backed and Mortgage-Backed Securities
(cost $2,034,741) 1,387,726
Total Long-Term Investments
(cost $1,047,912,600) 1,059,329,136

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
December 31, 2023

Investments in Derivatives
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.6% X –
17,203,089 (f) State Street Navigator Securities Lending
Government Money Market Portfolio
5.110%(g) $ 17,203,089
Total Investments Purchased with Collateral from Securities Lending
(cost $17,203,089) 17,203,089
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 2.2%
X –
REPURCHASE AGREEMENTS - 2 .2% 24,401,807
$ 23,400 (h) Fixed Income Clearing Corp (FICC) 5.310% 1/02/24 $ 23,400,000
1,002 (i) Fixed Income Clearing Corp (FICC) 1.600% 1/02/24 1,001,807
Total Repurchase Agreements
(cost $24,401,807) 24,401,807
Total Short-Term Investments
(cost $24,401,807) 24,401,807
Total Investments (cost $ 1,089,517,496 ) - 100 .8% 1,100,934,032
Other Assets & Liabilities, Net -   (0.8)% (8,843,260)
Net Assets - 100% $ 1,092,090,772
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (74) 3/24 $ (8,086,769) $ (8,353,906) $ (267,137)
U.S. Treasury Ultra 10-Year Note (350) 3/24 (39,521,939) (41,305,469) (1,783,530)
U.S. Treasury Ultra Bond (72) 3/24 (8,773,161) (9,618,750) (845,589)
Total $(56,381,869) $(59,278,125) $(2,896,256)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $16,622,076.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Perpetual security. Maturity date is not applicable.
(e) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(f) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(g) The rate shown is the one-day yield as of the end of the reporting period.
(h) Agreement with Fixed Income Clearing Corporation, 5.310% dated 12/29/23 to be repurchased at $23,413,806 on 1/2/24, collateralized by
Government Agency Securities, with coupon rate 3.375% and maturity date 5/15/33, valued at $23,868,023.
(i) Agreement with Fixed Income Clearing Corporation, 1.600% dated 12/29/23 to be repurchased at $1,001,985 on 1/2/24, collateralized by
Government Agency Securities, with coupon rate 2.875% and maturity date 5/15/32, valued at $1,021,908.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
CAD Canadian Dollar
EUR Euro
GBP Pound Sterling
LIBOR London Inter-Bank Offered Rate

Principal denominated in U.S. Dollars, unless otherwise noted.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
See Notes to Financial Statements

Nuveen Real Estate Securities Fund
Portfolio of Investments December 31, 2023
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.0%
X –
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 98 .0 % X 976,237,494
Data Center REITs - 11.2%
260,076 Digital Realty Trust Inc   $ 35,001,028
95,757 Equinix Inc   77,121,730
Total Data Center REITs 112,122,758
Diversified REITs - 0.8%
79,855 Armada Hoffler Properties Inc   987,806
270,827 Essential Properties Realty Trust Inc   6,922,338
Total Diversified REITs 7,910,144
Health Care REITs - 11.4%
341,356 CareTrust REIT Inc   7,639,547
76,448 Community Healthcare Trust Inc   2,036,575
1,704,458 Healthpeak Properties Inc   33,748,268
153,077 Omega Healthcare Investors Inc   4,693,341
488,630 Ventas Inc   24,353,319
452,135 Welltower Inc   40,769,013
Total Health Care REITs 113,240,063
Hotel & Resort REITs - 2.6%
841,692 Host Hotels & Resorts Inc   16,387,743
87,457 Ryman Hospitality Properties Inc   9,625,518
Total Hotel & Resort REITs 26,013,261
Industrial REITs - 19.5%
536,647 Americold Realty Trust Inc   16,244,305
25,420 EastGroup Properties Inc   4,665,587
380,820 First Industrial Realty Trust Inc   20,057,789
1,501,963 LXP Industrial Trust   14,899,473
863,700 Prologis Inc   115,131,210
413,352 Rexford Industrial Realty Inc   23,189,047
Total Industrial REITs 194,187,411
Multi-Family Residential REITs - 9.7%
518,268 Apartment Income REIT Corp   17,999,448
129,164 AvalonBay Communities Inc   24,182,084
59,360 Camden Property Trust   5,893,854
83,892 Elme Communities   1,224,823
436,424 Equity Residential   26,691,692
69,656 Essex Property Trust Inc   17,270,509
101,237 UDR Inc   3,876,365
Total Multi-Family Residential REITs 97,138,775
Office REITs - 3.7%
157,427 Alexandria Real Estate Equities Inc   19,957,021
72,064 Boston Properties Inc   5,056,731
487,049 Cousins Properties Inc   11,859,643
Total Office REITs 36,873,395
Other Specialized REITs - 7.3%
83,649 Four Corners Property Trust Inc   2,116,320
516,937 Gaming and Leisure Properties Inc   25,510,841
89,367 Safehold Inc   2,091,188
1,341,404 VICI Properties Inc   42,763,959
Total Other Specialized REITs 72,482,308

Shares Description (a) Value
Retail REITs - 14.2%
289,768 Agree Realty Corp   $ 18,240,896
269,946 Brixmor Property Group Inc   6,281,643
38,470 Federal Realty Investment Trust   3,964,333
1,782,847 Kimco Realty Corp   37,992,470
296,523 NNN REIT Inc   12,780,141
205,133 Realty Income Corp   11,778,737
264,104 Regency Centers Corp   17,694,968
127,701 Simon Property Group Inc   18,215,271
1,034,167 SITE Centers Corp   14,095,696
Total Retail REITs 141,044,155
Self-Storage REITs - 7.4%
118,974 CubeSmart   5,514,445
100,397 Extra Space Storage Inc   16,096,651
169,260 Public Storage   51,624,300
Total Self-Storage REITs 73,235,396
Single-Family Residential REITs - 2.6%
100,302 American Homes 4 Rent, Class A   3,606,860
157,784 Equity LifeStyle Properties Inc   11,130,083
132,391 Invitation Homes Inc   4,515,857
52,452 Sun Communities Inc   7,010,210
Total Single-Family Residential REITs 26,263,010
Telecom Tower REITs - 7.6%
193,376 American Tower Corp   41,746,011
113,226 Crown Castle Inc   13,042,503
82,535 SBA Communications Corp   20,938,304
Total Telecom Tower REITs 75,726,818
Total Real Estate Investment Trust Common Stocks
(cost $690,408,824) 976,237,494
Total Long-Term Investments
(cost $690,408,824) 976,237,494
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 2.1%
X –
REPURCHASE AGREEMENTS - 2 .1 % X 21,034,293
$ 20,400 (b) Fixed Income Clearing Corp (FICC) 5.310% 1/02/24 $ 20,400,000
634 (c) Fixed Income Clearing Corp (FICC) 1.600% 1/02/24 634,293
Total Repurchase Agreements
(cost $21,034,293) 21,034,293
Total Short-Term Investments
(cost $21,034,293) 21,034,293
Total Investments (cost $ 711,443,117 ) - 100 .1% 997,271,787
Other Assets & Liabilities, Net -   (0.1)% (770,963)
Net Assets - 100% $ 996,500,824
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Agreement with Fixed Income Clearing Corporation, 5.310% dated 12/29/23 to be repurchased at $20,412,036 on 1/2/24, collateralized by
Government Agency Securities, with coupon rate 2.375% and maturity date 2/15/42, valued at $20,808,030.
(c) Agreement with Fixed Income Clearing Corporation, 1.600% dated 12/29/23 to be repurchased at $634,406 on 1/2/24, collateralized by
Government Agency Securities, with coupon rate 2.875% and maturity date 5/15/32, valued at $647,018.
REIT Real Estate Investment Trust
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

December 31, 2023
Global
Infrastructure
Global Real
Estate Securities
Real Asset
Income
Real Estate
Securities
ASSETS
Long-term investments, at value
†‡
$ 461,328,719 $ 42,152,648 $ 1,059,329,136 $ 976,237,494
Investments purchased with collateral from securities lending, at value (cost approximates value) 3,775,397 – 17,203,089 –
Short-term investments, at value
◊
12,159,676 700,000 24,401,807 21,034,293
Cash – 36,184 56,977 –
Cash denominated in foreign currencies
^
106,824 17,228 529,922 –
Cash collateral at broker for investments in futures contracts
(1)
– – 1,668,002 –
Receivables:
Dividends 855,523 186,080 2,722,195 4,635,357
Interest 5,262 310 6,628,565 9,112
Investments sold 246 141,936 314,722 4,767,653
Reclaims 166,855 20,201 793,411 33,119
Reimbursement from Adviser 120,041 26,628 125,317 450,167
Shares sold 755,951 10 791,572 1,937,139
Variation margin on futures contracts – – 71,063 –
Other 78,519 15,038 153,789 368,857
Total assets 479,353,013 43,296,263 1,114,789,567 1,009,473,191
LIABILITIES
Payables:
Management fees 363,566 32,423 674,820 727,037
Collateral from securities lending 3,775,397 – 17,203,089 –
Dividends – – 180,554 –
Capital gain taxes 47,584 – – –
Interest 391 30 893 766
Investments purchased - regular settlement – 99,353 392,710 3,367,375
Shares redeemed 307,987 29,656 3,495,655 7,998,715
Accrued expenses:
Custodian fees 107,444 86,710 222,548 67,063
Directors/Trustees fees 51,535 977 102,493 345,953
Professional fees 16,512 3,925 34,138 22,164
Shareholder reporting expenses 6,915 7,137 65,477 30,915
Shareholder servicing agent fees 103,511 1,037 243,056 383,052
12b-1 distribution and service fees 16,883 195 83,362 29,327
Total liabilities 4,797,725 261,443 22,698,795 12,972,367
Net assets $ 474,555,288 $ 43,034,820 $ 1,092,090,772 $ 996,500,824
NET ASSETS CONSIST OF:
Paid-in capital $ 389,806,949 $ 43,249,687 $ 1,378,229,129 $ 734,979,003
Total distributable earnings (loss) 84,748,339 (214,867) (286,138,357) 261,521,821
Net assets $ 474,555,288 $ 43,034,820 $ 1,092,090,772 $ 996,500,824
†
Long-term investments, cost $ 362,709,281 $ 36,702,558 $ 1,047,912,600 $ 690,408,824
◊
Short-term investments, cost $ 12,159,676 $ 700,000 $ 24,401,807 $ 21,034,293
‡ Includes securities loaned of $ 3,659,369 $ — $ 16,622,076 $ —
^
Cash denominated in foreign currencies, cost $ 107,003 $ 17,217 $ 530,647 $ —
(1) Cash pledged to collateralize the net payment obligations for investments in derivatives.

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Global
Infrastructure
Global Real
Estate Securities
Real Asset
Income
Real Estate
Securities
CLASS A:
Net assets $ 47,992,311 $ 791,516 $ 148,967,222 $ 124,579,004
Shares outstanding 4,385,500 42,836 7,171,104 8,291,541
Net asset value ("NAV") per share $ 10.94 $ 18.48 $ 20.77 $ 15.02
Maximum sales charge 5.75% 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 11.61 $ 19.61 $ 22.04 $ 15.94
CLASS C:
Net assets $ 7,998,324 $ 54,677 $ 61,249,544 $ 3,713,442
Shares outstanding 743,754 2,961 2,946,763 258,605
NAV and offering price per share $ 10.75 $ 18.47 $ 20.79 $ 14.36
CLASS R6:
Net assets $ 71,443,859 $ 39,977,011 $ 181,052,813 $ 322,441,784
Shares outstanding 6,540,576 2,163,791 8,660,176 20,602,663
NAV and offering price per share $ 10.92 $ 18.48 $ 20.91 $ 15.65
CLASS I:
Net assets $ 347,120,794 $ 2,211,616 $ 700,821,193 $ 545,766,594
Shares outstanding 31,855,840 119,765 33,734,796 35,454,811
NAV and offering price per share $ 10.90 $ 18.47 $ 20.77 $ 15.39
Authorized shares - per class 2 billion Unlimited 2 billion 2 billion
Par value per share $ 0.0001 $ 0.01 $ 0.0001 $ 0.0001

Statement of Operations
See Notes to Financial Statements

Year Ended December 31, 2023
Global
Infrastructure
Global Real Estate
Securities Real Asset Income
Real Estate
Securities
INVESTMENT INCOME
Dividends $ 16,084,174 $ 1,553,528 $ 42,230,559 $ 34,072,163
Interest 525,740 31,373 25,683,075 860,491
Securities lending income, net 29,766 342 273,790 —
Other income 497,564 49,414 945,076 1,591,144
Tax withheld (1,075,366) (73,957) (2,076,235) (6,996)
Total investment income 16,061,878 1,560,700 67,056,265 36,516,802
EXPENSES
– – – –
Management fees 4,445,386 366,202 8,459,057 8,829,973
12b-1 service fees - Class A 120,107 1,451 383,260 310,701
12b-1 distribution and service fees - Class C 93,106 505 754,584 46,542
Shareholder servicing agent fees - Class A 34,363 544 165,728 170,274
Shareholder servicing agent fees - Class C 6,668 47 81,688 6,389
Shareholder servicing agent fees - Class R6 4,824 1,760 15,295 25,599
Shareholder servicing agent fees - Class I 258,015 1,986 825,523 783,165
Interest expense 2,033 471 10,272 2,837
Directors/Trustees fees 18,606 1,549 44,664 38,505
Custodian expenses 113,918 56,848 252,021 42,288
Registration fees 75,623 73,491 95,211 83,206
Professional fees 121,126 83,433 166,753 177,365
Shareholder reporting expenses 40,842 9,109 405,137 134,385
Other 21,918 8,624 46,252 28,788
Total expenses before fee waiver/expense reimbursement 5,356,535 606,020 11,705,445 10,680,017
Fee waiver/expense reimbursement (427,478) (214,706) (200,710) (920,598)
Net expenses 4,929,057 391,314 11,504,735 9,759,419
Net investment income (loss) 11,132,821 1,169,386 55,551,530 26,757,383
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 7,517,485 (1,699,720) (49,620,680) 27,445,193
Futures contracts — — 3,821,384 —
Foreign currency transactions (65,538) 209 (2,216,689) —
Net realized gain (loss) 7,451,947 (1,699,511) (48,015,985) 27,445,193
Change in unrealized appreciation (depreciation) on:
Investments ** 22,651,371 5,001,047 83,101,720 51,178,164
Futures contracts — — (3,175,724) —
Foreign currency translations 16,139 9 29,700 —
Net change in unrealized appreciation (depreciation) 22,667,510 5,001,056 79,955,696 51,178,164
Net realized and unrealized gain (loss) 30,119,457 3,301,545 31,939,711 78,623,357
Net increase (decrease) in net assets from operations $ 41,252,278 $ 4,470,931 $ 87,491,241 $ 105,380,740
**
Net of change in foreign capital gains tax
$ 7,153 $ — $ — $ —

Statement of Changes in Net Assets
See Notes to Financial Statements

Global Infrastructure Global Real Estate Securities
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/23
Year Ended
12/31/22
OPERATIONS
Net investment income (loss) $ 11,132,821 $ 7,993,684 $ 1,169,386 $ 909,437
Net realized gain (loss) 7,451,947 6,599,616 (1,699,511) (2,330,271)
Net change in unrealized appreciation (depreciation) 22,667,510 (55,254,082) 5,001,056 (13,976,226)
Net increase (decrease) in net assets from operations 41,252,278 (40,660,782) 4,470,931 (15,397,060)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (1,020,446) (2,836,621) (17,378) (18,609)
Class C (111,173) (557,634) (1,095) (1,733)
Class R6 (1,749,108) (4,822,019) (1,218,539) (1,841,864)
Class I (8,217,071) (23,601,452) (67,730) (81,795)
Return of Capital:
Class A (48,641) — — (2,406)
Class C (9,598) — — (329)
Class R6 (73,976) — — (328,590)
Class I (365,813) — — (13,330)
Total distributions (11,595,826) (31,817,726) (1,304,742) (2,288,656)
FUND SHARE TRANSACTIONS
Subscriptions 77,546,708 140,015,164 1,299,206 21,088,272
Reinvestments of distributions 8,426,032 22,768,154 102,871 152,307
Redemptions (147,094,878) (257,144,025) (1,029,507) (40,041,645)
Net increase (decrease) from Fund share transactions (61,122,138) (94,360,707) 372,570 (18,801,066)
Net increase (decrease) in net assets (31,465,686) (166,839,215) 3,538,759 (36,486,782)
Net assets at the beginning of period 506,020,974 672,860,189 39,496,061 75,982,843
Net assets at the end of period $ 474,555,288 $ 506,020,974 $ 43,034,820 $ 39,496,061

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

Real Asset Income Real Estate Securities
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/23
Year Ended
12/31/22
OPERATIONS
Net investment income (loss) $ 55,551,530 $ 59,892,131 $ 26,757,383 $ 23,015,114
Net realized gain (loss) (48,015,985) (30,970,438) 27,445,193 138,032,500
Net change in unrealized appreciation (depreciation) 79,955,696 (207,313,117) 51,178,164 (626,710,873)
Net increase (decrease) in net assets from operations 87,491,241 (178,391,424) 105,380,740 (465,663,259)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (7,585,795) (7,399,982) (3,967,524) (24,430,891)
Class C (3,151,082) (3,832,003) (105,263) (1,201,614)
Class R6 (8,825,179) (8,886,496) (11,183,009) (57,910,284)
Class I (39,560,593) (39,732,630) (19,417,017) (120,957,743)
Return of Capital:
Class A — (1,110,633) — —
Class C — (707,162) — —
Class R6 — (1,234,763) — —
Class I — (5,620,661) — —
Total distributions (59,122,649) (68,524,330) (34,672,813) (204,500,532)
FUND SHARE TRANSACTIONS
Subscriptions 182,856,316 318,192,012 228,196,157 291,469,050
Reinvestments of distributions 56,492,733 64,848,302 27,541,116 163,101,644
Redemptions (381,185,908) (487,282,523) (380,983,554) (985,960,191)
Net increase (decrease) from Fund share transactions (141,836,859) (104,242,209) (125,246,281) (531,389,497)
Net increase (decrease) in net assets (113,468,267) (351,157,963) (54,538,354) (1,201,553,288)
Net assets at the beginning of period 1,205,559,039 1,556,717,002 1,051,039,178 2,252,592,466
Net assets at the end of period $ 1,092,090,772 $ 1,205,559,039 $ 996,500,824 $ 1,051,039,178

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Global Infrastructure
Class
A
12/31/23
$ 10.31 $ 0.22 $ 0.66 $ 0.88 $ (0.24) $ — $ (0.01) $ (0.25) $ 10.94
12/31/22
11.69 0.13 (0.88) (0.75) (0.25) (0.38) — (0.63) 10.31
12/31/21
10.97 0.19 1.37 1.56 (0.20) (0.64) — (0.84) 11.69
12/31/20
11.45 0.13 (0.46) (0.33) (0.11) (0.04) — (0.15) 10.97
12/31/19
9.48 0.22 2.56 2.78 (0.20) (0.61) — (0.81) 11.45
Class
C
12/31/23
10.13 0.13 0.65 0.78 (0.15) — (0.01) (0.16) 10.75
12/31/22
11.50 0.04 (0.87) (0.83) (0.16) (0.38) — (0.54) 10.13
12/31/21
10.87 0.10 1.35 1.45 (0.18) (0.64) — (0.82) 11.50
12/31/20
11.35 0.05 (0.46) (0.41) (0.03) (0.04) — (0.07) 10.87
12/31/19
9.41 0.14 2.52 2.66 (0.11) (0.61) — (0.72) 11.35
Class
R6
12/31/23
10.29 0.25 0.66 0.91 (0.27) — (0.01) (0.28) 10.92
12/31/22
11.68 0.16 (0.89) (0.73) (0.28) (0.38) — (0.66) 10.29
12/31/21
10.96 0.23 1.37 1.60 (0.24) (0.64) — (0.88) 11.68
12/31/20
11.42 0.16 (0.44) (0.28) (0.14) (0.04) — (0.18) 10.96
12/31/19
9.47 0.26 2.54 2.80 (0.24) (0.61) — (0.85) 11.42
Class
I
12/31/23
10.26 0.24 0.67 0.91 (0.26) — (0.01) (0.27) 10.90
12/31/22
11.65 0.16 (0.90) (0.74) (0.27) (0.38) — (0.65) 10.26
12/31/21
10.93 0.22 1.37 1.59 (0.23) (0.64) — (0.87) 11.65
12/31/20
11.40 0.15 (0.44) (0.29) (0.14) (0.04) — (0.18) 10.93
12/31/19
9.44 0.25 2.54 2.79 (0.22) (0.61) — (0.83) 11.40
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
8.51% $ 47,992 1.31% 1.22% 2.05% 90%
(6.28) 47,824 1.34 1.22 1.18 121
14.44 52,495 1.32 1.21 1.66 128
(2.76) 44,235 1.35 1.22 1.24 181
29.27 57,379 1.36 1.22 1.99 144
7.74 7,998 2.06 1.97 1.29 90
(7.04) 10,463 2.09 1.97 0.40 121
13.58 14,905 2.07 1.96 0.89 128
(3.56) 18,465 2.10 1.97 0.49 181
28.37 24,640 2.11 1.97 1.26 144
8.87 71,444 0.99 0.90 2.37 90
(6.06) 76,161 1.02 0.90 1.45 121
14.84 133,575 0.99 0.88 2.00 128
(2.39) 107,342 1.01 0.88 1.57 181
29.70 60,187 1.03 0.89 2.26 144
8.90 347,121 1.06 0.97 2.30 90
(6.15) 371,573 1.09 0.97 1.40 121
14.78 471,885 1.07 0.96 1.89 128
(2.55) 439,399 1.10 0.97 1.50 181
29.69 477,180 1.11 0.97 2.24 144

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Global Real Estate Securities
Class
A
12/31/23
$ 17.10 $ 0.46 $ 1.42 $ 1.88 $ (0.50) $ — $ — $ (0.50) $ 18.48
12/31/22
24.08 0.37 (6.42) (6.05) (0.47) (0.32) (0.14) (0.93) 17.10
12/31/21
21.25 0.54 5.32 5.86 (1.08) (1.95) — (3.03) 24.08
12/31/20
22.22 0.30 (0.64) (0.34) (0.45) (0.18) — (0.63) 21.25
12/31/19
19.07 0.36 4.84 5.20 (1.33) (0.72) — (2.05) 22.22
Class
C
12/31/23
17.09 0.32 1.43 1.75 (0.37) — — (0.37) 18.47
12/31/22
24.06 0.21 (6.40) (6.19) (0.32) (0.32) (0.14) (0.78) 17.09
12/31/21
21.25 0.35 5.31 5.66 (0.90) (1.95) — (2.85) 24.06
12/31/20
22.21 0.14 (0.62) (0.48) (0.30) (0.18) — (0.48) 21.25
12/31/19
19.06 0.19 4.84 5.03 (1.16) (0.72) — (1.88) 22.21
Class
R6
12/31/23
17.10 0.50 1.44 1.94 (0.56) — — (0.56) 18.48
12/31/22
24.09 0.37 (6.36) (5.99) (0.54) (0.32) (0.14) (1.00) 17.10
12/31/21
21.27 0.56 5.38 5.94 (1.17) (1.95) — (3.12) 24.09
12/31/20
22.23 0.37 (0.63) (0.26) (0.52) (0.18) — (0.70) 21.27
12/31/19
19.07 0.43 4.85 5.28 (1.40) (0.72) — (2.12) 22.23
Class
I
12/31/23
17.09 0.49 1.43 1.92 (0.54) — — (0.54) 18.47
12/31/22
24.07 0.39 (6.39) (6.00) (0.52) (0.32) (0.14) (0.98) 17.09
12/31/21
21.25 0.59 5.32 5.91 (1.14) (1.95) — (3.09) 24.07
12/31/20
22.22 0.34 (0.63) (0.29) (0.50) (0.18) — (0.68) 21.25
12/31/19
19.07 0.47 4.79 5.26 (1.39) (0.72) — (2.11) 22.22
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
11 .22% $ 792 1 .83% 1 .30% 2 .67% 81%
( 25 .09 ) 482 2 .14 1 .30 1 .90 102
28 .21 254 1 .89 1 .29 2 .19 130
( 1 .32 ) 37 2 .45 1 .30 1 .48 159
27 .55 35 3 .21 1 .30 1 .60 198
10 .40 55 2 .58 2 .05 1 .85 81
( 25 .66 ) 47 2 .89 2 .05 1 .07 102
27 .16 53 2 .64 2 .04 1 .44 130
( 2 .04 ) 27 3 .20 2 .05 0 .71 159
26 .56 33 3 .96 2 .05 0 .86 198
11 .61 39,977 1 .49 0 .96 2 .91 81
( 24 .84 ) 37,200 1 .79 0 .95 1 .86 102
28 .57 73,585 1 .54 0 .94 2 .33 130
( 0 .95 ) 58,480 2 .15 1 .00 1 .87 159
27 .91 27,709 2 .88 0 .97 1 .93 198
11 .50 2,212 1 .58 1 .05 2 .86 81
( 24 .90 ) 1,767 1 .89 1 .05 1 .94 102
28 .48 2,091 1 .64 1 .04 2 .45 130
( 1 .02 ) 188 2 .20 1 .05 1 .71 159
27 .80 190 2 .96 1 .05 2 .06 198

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Real Asset Income
Class
A
12/31/23
$ 20.18 $ 0.93 $ 0.66 $ 1.59 $ (1.00) $ — $ — $ (1.00) $ 20.77
12/31/22
24.07 0.91 (3.75) (2.84) (0.91) — (0.14) (1.05) 20.18
12/31/21
22.75 1.05 1.54 2.59 (1.27) — — (1.27) 24.07
12/31/20
24.76 0.90 (1.91) (1.01) (1.00) — — (1.00) 22.75
12/31/19
21.46 0.99 3.73 4.72 (1.38) — (0.04) (1.42) 24.76
Class
C
12/31/23
20.19 0.77 0.67 1.44 (0.84) — — (0.84) 20.79
12/31/22
24.07 0.74 (3.74) (3.00) (0.74) — (0.14) (0.88) 20.19
12/31/21
22.76 0.86 1.55 2.41 (1.10) — — (1.10) 24.07
12/31/20
24.77 0.73 (1.90) (1.17) (0.84) — — (0.84) 22.76
12/31/19
21.47 0.81 3.74 4.55 (1.21) — (0.04) (1.25) 24.77
Class
R6
12/31/23
20.30 1.01 0.67 1.68 (1.07) — — (1.07) 20.91
12/31/22
24.21 0.98 (3.77) (2.79) (0.98) — (0.14) (1.12) 20.30
12/31/21
22.87 1.13 1.56 2.69 (1.35) — — (1.35) 24.21
12/31/20
24.89 1.00 (1.95) (0.95) (1.07) — — (1.07) 22.87
12/31/19
21.56 1.10 3.73 4.83 (1.46) — (0.04) (1.50) 24.89
Class
I
12/31/23
20.18 0.98 0.65 1.63 (1.04) — — (1.04) 20.77
12/31/22
24.07 0.97 (3.76) (2.79) (0.96) — (0.14) (1.10) 20.18
12/31/21
22.75 1.10 1.55 2.65 (1.33) — — (1.33) 24.07
12/31/20
24.76 0.94 (1.90) (0.96) (1.05) — — (1.05) 22.75
12/31/19
21.46 1.05 3.73 4.78 (1.44) — (0.04) (1.48) 24.76
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
8 .13% $ 148,967 1 .18% 1 .16% 4 .64% 60%
( 12 .00 ) 154,979 1 .17 1 .16 4 .18 73
11 .60 192,591 1 .14 1 .14 4 .42 73
( 3 .71 ) 173,139 1 .16 1 .16 4 .17 104
22 .39 220,665 1 .14 1 .14 4 .16 85
7 .36 61,250 1 .93 1 .91 3 .83 60
( 12 .64 ) 91,024 1 .92 1 .91 3 .40 73
10 .75 134,834 1 .89 1 .89 3 .62 73
( 4 .43 ) 156,391 1 .91 1 .91 3 .41 104
21 .50 217,976 1 .89 1 .89 3 .41 85
8 .56 181,053 0 .83 0 .81 5 .01 60
( 11 .72 ) 161,185 0 .82 0 .81 4 .45 73
11 .99 252,907 0 .80 0 .80 4 .75 73
( 3 .40 ) 223,948 0 .82 0 .81 4 .63 104
22 .82 80,903 0 .80 0 .80 4 .59 85
8 .38 700,821 0 .93 0 .91 4 .87 60
( 11 .77 ) 798,370 0 .92 0 .91 4 .43 73
11 .88 976,385 0 .89 0 .89 4 .64 73
( 3 .47 ) 1,055,383 0 .91 0 .91 4 .37 104
22 .69 1,725,703 0 .89 0 .89 4 .42 85

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Real Estate Securities
Class
A
12/31/23
$ 13.95 $ 0.34 $ 1.19 $ 1.53 $ (0.35) $ (0.11) $ (0.46) $ 15.02
12/31/22
22.36 0.25 (5.82) (5.57) (0.74) (2.10) (2.84) 13.95
12/31/21
18.40 0.23 7.12 7.35 (0.33) (3.06) (3.39) 22.36
12/31/20
20.22 0.21 (1.54) (1.33) (0.14) (0.35) (0.49) 18.40
12/31/19
18.03 0.33 4.16 4.49 (0.33) (1.97) (2.30) 20.22
Class
C
12/31/23
13.33 0.20 1.17 1.37 (0.23) (0.11) (0.34) 14.36
12/31/22
21.51 0.09 (5.58) (5.49) (0.59) (2.10) (2.69) 13.33
12/31/21
17.80 0.03 6.90 6.93 (0.16) (3.06) (3.22) 21.51
12/31/20
19.55 0.06 (1.46) (1.40) — (0.35) (0.35) 17.80
12/31/19
17.49 0.16 4.03 4.19 (0.16) (1.97) (2.13) 19.55
Class
R6
12/31/23
14.53 0.41 1.24 1.65 (0.42) (0.11) (0.53) 15.65
12/31/22
23.15 0.33 (6.03) (5.70) (0.82) (2.10) (2.92) 14.53
12/31/21
18.98 0.32 7.34 7.66 (0.43) (3.06) (3.49) 23.15
12/31/20
20.85 0.30 (1.59) (1.29) (0.23) (0.35) (0.58) 18.98
12/31/19
18.54 0.44 4.27 4.71 (0.43) (1.97) (2.40) 20.85
Class
I
12/31/23
14.29 0.38 1.23 1.61 (0.40) (0.11) (0.51) 15.39
12/31/22
22.83 0.28 (5.93) (5.65) (0.79) (2.10) (2.89) 14.29
12/31/21
18.74 0.27 7.27 7.54 (0.39) (3.06) (3.45) 22.83
12/31/20
20.59 0.27 (1.58) (1.31) (0.19) (0.35) (0.54) 18.74
12/31/19
18.34 0.39 4.22 4.61 (0.39) (1.97) (2.36) 20.59
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Fund did not have waiver/reimbursement for periods prior to fiscal year ended December 31, 2021.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
11.22% $ 124,579 1.31% 1.22% 2.39% 72%
(24.87) 131,155 1.30 1.22 1.34 78
40.98 207,384 1.28 1.24 1.05 101
(6.37) 176,739 1.30 1.30 (d) 1.20 (d) 135
25.24 249,172 1.30 1.30 (d) 1.56 (d) 109
10.46 3,713 2.06 1.97 1.47 72
(25.45) 6,377 2.05 1.97 0.56 78
39.85 12,195 2.03 2.00 0.16 101
(7.03) 14,874 2.05 2.05 (d) 0.32 (d) 135
24.28 37,352 2.06 2.06 (d) 0.79 (d) 109
11.66 322,442 0.93 0.84 2.80 72
(24.59) 313,047 0.93 0.85 1.70 78
41.48 556,126 0.89 0.85 1.46 101
(5.95) 437,016 0.90 0.90 (d) 1.66 (d) 135
25.74 479,973 0.88 0.88 (d) 2.03 (d) 109
11.51 545,767 1.06 0.97 2.62 72
(24.70) 600,459 1.05 0.97 1.48 78
41.32 1,476,888 1.03 0.99 1.23 101
(6.12) 1,604,544 1.05 1.05 (d) 1.46 (d) 135
25.56 2,148,012 1.06 1.06 (d) 1.80 (d) 109

Notes to Financial Statements

1. General Information
Trust and Fund Information:
Nuveen Investment Funds, Inc. and Nuveen Investment Trust V (each a “Trust” and collectively, the “Trusts”), are open-
end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) as amended. Nuveen Investment
Funds, Inc. is comprised of Nuveen Global Infrastructure Fund (“Global Infrastructure”), Nuveen Real Asset Income Fund (“Real Asset Income”)
and Nuveen Real Estate Securities Fund (“Real Estate Securities”), among others, and Nuveen Investment Trust V is comprised of Nuveen Global
Real Estate Securities Fund (“Global Real Estate Securities”), among others, (each a “Fund” and collectively, the “Funds”), as diversified funds.
Nuveen Investment Funds, Inc. was incorporated in the State of Maryland on August 20, 1987 and Nuveen Investment Trust V was organized as a
Massachusetts business trust on September 27, 2006.
Current Fiscal Period:
The end of the reporting period for the Funds is December 31, 2023, and the period covered by these Notes to Financial
Statements is the fiscal year ended December 31, 2023 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and
Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
Neither Trust pays compensation directly to those of its  officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds’ Board of Directors/Trustees (the ’’Board’’) has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
The tax character of Fund distributions for a fiscal year is dependent upon the amount and tax character of distributions received from securities held in the Funds’ portfolios. Distributions received from certain securities in which the Funds invest, most notably real estate investment trust (“REIT”)
securities, may be characterized for tax purposes as ordinary income, long-term capital gain and/or a return of capital. The issuer of a security reports the tax character of its distributions only once per year, generally during the first two months of the calendar year for the previous year. The distribution is included in the Funds’ ordinary income until such time the Fund is notified by the issuer of the actual tax character. For the current fiscal period, dividend income, net realized gain (loss) and unrealized appreciation (depreciation) recognized on the Statement of Operations reflect the amounts of ordinary income, capital gain, and/or return of capital as reported by the issuers of such securities as of the current calendar year end.
Foreign Currency Transactions and Translation:
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.

Notes to Financial Statements
(continued)
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the following Funds' investments in non-U.S. securities were as follows:
Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:
Under each Trust’s organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Global Infrastructure Value
% of
Net Assets
Country:
Canada $ 36,669,028 7.7%
Australia 32,681,530 6.9
Spain 32,310,880 6.8
France 26,586,699 5.6
Italy 21,837,646 4.6
Japan 18,676,754 3.9
Germany 15,138,148 3.2
New Zealand 14,809,591 3.1
United Kingdom 12,221,903 2.6
Other 37,247,580 7.9
Total non-U.S. Securities $248,179,759 52.3%
Global Real Estate Securities Value
% of
Net Assets
Country:
Japan $ 4,012,745 9.3%
Canada 2,284,573 5.3
United Kingdom 1,858,995 4.3
Hong Kong 1,600,844 3.7
Australia 1,394,578 3.2
Singapore 1,083,588 2.5
Spain 846,223 2.0
Belgium 765,123 1.8
Germany 645,945 1.5
Other 1,524,824 3.6
Total non-U.S. Securities $16,017,438 37.2%
Real Asset Income Value
% of
Net Assets
Country:
Canada $ 131,147,009 12.0%
Australia 47,559,638 4.3
United Kingdom 41,252,064 3.8
Hong Kong 28,953,724 2.6
Singapore 27,762,930 2.6
Italy 27,686,085 2.5
Spain 13,807,737 1.3
France 13,480,375 1.3
Portugal 9,394,210 0.9
Other 36,615,168 3.4
Total non-U.S. Securities $377,658,940 34.7%

Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest, paydown gains and losses and fee income, if any.
PIK interest represents income received in the form of securities in lieu of cash. Fee income consists primarily of amendment fees, when applicable.
Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations:
Income and expenses of Global Infrastructure, Global Real Estate Securities and Real Estate Securities that are not directly attributable to a specific class of shares are prorated among the classes of each Fund based on the relative net assets of each class.
Income and expenses of Real Asset Income that are not directly attributable to a specific class of shares are prorated among the classes based on the relative settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets for Global Infrastructure,
Global Real Estate Securities and Real Estate Securities and relative settled shares for Real Asset Income.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
New Accounting Pronouncement:
 In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation
of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank
Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31,
2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848,
which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Accounting Pronouncement:
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement
("Topic 820"). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. During the current fiscal period, the Funds adopted the new guidance and there was no material impact to the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Notes to Financial Statements
(continued)
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
FGI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 243,338,601 $ 186,343,073 $ – $ 429,681,674
Real Estate Investment Trust Common Stocks 29,232,079 828,449 – 30,060,528
Investment Companies – 1,586,517 – 1,586,517
Investments Purchased with Collateral from Securities
Lending 3,775,397 – – 3,775,397
Short-Term Investments:
Repurchase Agreements – 12,159,676 – 12,159,676
Total $ 276,346,077 $ 200,917,715 $ – $ 477,263,792
NGRES
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks $ 29,553,839 $ 8,025,851 $ 166 $ 37,579,856
Common Stocks 332,950 4,239,842 – 4,572,792
Short-Term Investments:
Repurchase Agreements – 700,000 – 700,000
Total $ 29,886,789 $ 12,965,693 $ 166 $ 42,852,648

4. Portfolio Securities
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
NRAI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 286,249,752 $ – $ 286,249,752
Real Estate Investment Trust Common Stocks 174,826,907 66,349,576 5,061 241,181,544
Common Stocks 147,751,360 91,499,899 – 239,251,259
$25 Par (or similar) Retail Preferred 152,823,154 – – 152,823,154
$1,000 Par (or similar) Institutional Preferred – 113,143,242 – 113,143,242
Convertible Preferred Securities 16,085,068 4,470,325 – 20,555,393
Investment Companies 3,787,303 949,763 – 4,737,066
Asset-Backed and Mortgage-Backed Securities – 1,387,726 – 1,387,726
Investments Purchased with Collateral from Securities
Lending 17,203,089 – – 17,203,089
Short-Term Investments:
Repurchase Agreements – 24,401,807 – 24,401,807
Investments in Derivatives:
Futures Contracts* (2,896,256) – – (2,896,256)
Total $ 509,580,625 $ 588,452,090 $ 5,061 $ 1,098,037,776
FRES
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks $ 976,237,494 $ – $ – $ 976,237,494
Short-Term Investments:
Repurchase Agreements – 21,034,293 – 21,034,293
Total $ 976,237,494 $ 21,034,293 $ – $ 997,271,787
* Represents net unrealized appreciation (depreciation) as reported in Fund's Portfolio of Investments.
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Global Infrastructure Fixed Income Clearing Corporation $ 12,159,676 $(12,402,970)
Global Real Estate Securities Fixed Income Clearing Corporation 700,000 (714,050)
Real Asset Income Fixed Income Clearing Corporation 24,401,807 (24,889,931)
Real Estate Securities Fixed Income Clearing Corporation 21,034,293 (21,455,048)

Notes to Financial Statements
(continued)
As of the end of the current reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Futures Contracts:
During the current fiscal period, Real Asset Income used interest rate futures to partially hedge the portfolio against movements in interest rates.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
Global Infrastructure Common Stocks $3,659,369 $3,775,397
Real Asset Income Common Stocks $9,330,200 $9,657,476
Corporate Bonds 2,025,808 2,109,450
$1,000 Par (or similar) Institutional
Preferred 281,827 286,980
Convertible Preferred Securities 4,283,773 4,410,758
$25 Par (or similar) Retail Preferred 700,468 738,425
$16,622,076 $17,203,089
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
Global Infrastructure
$ 425,864,750 $ 485,661,313
Global Real Estate Securities
32,487,217 32,037,003
Real Asset Income
670,144,390 785,517,254
Real Estate Securities
709,041,879 816,667,439
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
Real Asset Income $ 51,450,199
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

As of the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of Assets and
Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Real Asset Income
Futures Contracts Interest rate Unrealized depreciation on
futures contracts
*
$ (2,896,256) - $ –
1 1 1 1 1 1 1 1
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying
Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contacts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Real Asset Income
Futures contracts Interest rate $ 3,821,384 $ (3,175,724)

Notes to Financial Statements
(continued)
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
12/31/23
Year Ended
12/31/22
Global Infrastructure Shares Amount Shares Amount
Subscriptions:
Class A 525,565 $5,609,243 687,679 $7,809,997
Class A - automatic conversion of Class C 4 41 — —
Class C 97,360 1,021,699 89,018 962,925
Class R6 514,643 5,478,017 924,426 10,470,416
Class I 6,224,520 65,437,708 10,826,552 120,771,826
Total subscriptions 7,362,092 77,546,708 12,527,675 140,015,164
Reinvestments of distributions:
Class A 94,312 1,032,722 266,618 2,733,959
Class C 10,115 108,932 51,432 514,448
Class R6 110,032 1,202,653 315,262 3,236,403
Class I 557,446 6,081,725 1,594,162 16,283,344
Total reinvestments of distributions 771,905 8,426,032 2,227,474 22,768,154
Redemptions:
Class A (874,642) (9,283,915) (803,215) (8,944,911)
Class C (396,389) (4,109,033) (403,602) (4,435,143)
Class C - automatic conversion to Class A (4) (41) — —
Class R6 (1,486,972) (15,874,734) (5,277,594) (59,964,306)
Class I (11,138,297) (117,827,155) (16,729,415) (183,799,665)
Total redemptions (13,896,304) (147,094,878) (23,213,826) (257,144,025)
Net increase (decrease) (5,762,307) $(61,122,138) (8,458,677) $(94,360,707)
Year Ended
12/31/23
Year Ended
12/31/22
Global Real Estate Securities Shares Amount Shares Amount
Subscriptions:
Class A 30,853 $549,812 20,080 $396,487
Class C 191 3,500 1,491 33,875
Class R6 4,872 83,930 901,441 20,205,235
Class I 38,114 661,964 22,159 452,675
Total subscriptions 74,030 1,299,206 945,171 21,088,272
Reinvestments of distributions:
Class A 961 16,753 1,174 19,855
Class C 36 631 65 1,091
Class R6 1,073 18,529 2,171 37,458
Class I 3,866 66,958 5,449 93,903
Total reinvestments of distributions 5,936 102,871 8,859 152,307
Redemptions:
Class A (17,184) (295,925) (3,602) (68,338)
Class C (24) (410) (1,009) (22,719)
Class R6 (18,109) (305,652) (1,782,623) (39,730,596)
Class I (25,612) (427,520) (11,071) (219,992)
Total redemptions (60,929) (1,029,507) (1,798,305) (40,041,645)
Net increase (decrease) 19,037 $372,570 (844,275) $(18,801,066)

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Year Ended
12/31/23
Year Ended
12/31/22
Real Asset Income Shares Amount Shares Amount
Subscriptions:
Class A 1,334,670 $27,019,808 2,047,951 $44,996,303
Class A - automatic conversion of Class C 630 12,516 1,455 30,867
Class C 98,405 1,994,989 362,923 8,174,252
Class R6 456,343 9,300,298 2,588,252 53,899,559
Class I 7,149,066 144,528,705 9,625,427 211,091,031
Total subscriptions 9,039,114 182,856,316 14,626,008 318,192,012
Reinvestments of distributions:
Class A 355,828 7,171,711 374,710 8,090,088
Class C 148,955 3,009,909 200,487 4,340,748
Class R6 435,569 8,825,178 452,383 9,894,071
Class I 1,859,841 37,485,935 1,969,751 42,523,395
Total reinvestments of distributions 2,800,193 56,492,733 2,997,331 64,848,302
Redemptions:
Class A (2,199,486) (44,159,148) (2,746,573) (59,043,855)
Class C (1,808,288) (36,319,531) (1,654,643) (35,771,002)
Class C - automatic conversion to Class A (630) (12,516) (1,454) (30,867)
Class R6 (170,081) (3,448,937) (5,550,229) (121,190,763)
Class I (14,836,509) (297,245,776) (12,597,958) (271,246,036)
Total redemptions (19,014,994) (381,185,908) (22,550,857) (487,282,523)
Net increase (decrease) (7,175,687) $(141,836,859) (4,927,518) $(104,242,209)
Year Ended
12/31/23
Year Ended
12/31/22
Real Estate Securities Shares Amount Shares Amount
Subscriptions:
Class A 1,419,889 $20,403,679 1,435,406 $25,678,919
Class A - automatic conversion of Class C 4,440 63,976 141 2,743
Class C 15,724 221,288 56,599 1,010,858
Class R6 3,760,951 54,709,743 5,229,801 101,776,800
Class I 10,542,229 152,797,471 8,671,060 162,999,730
Total subscriptions 15,743,233 228,196,157 15,393,007 291,469,050
Reinvestments of distributions:
Class A 238,711 3,380,701 1,460,698 21,730,363
Class C 6,869 92,843 75,099 1,063,941
Class R6 660,001 9,740,746 3,253,845 50,470,437
Class I 987,406 14,326,826 5,870,713 89,836,903
Total reinvestments of distributions 1,892,987 27,541,116 10,660,355 163,101,644
Redemptions:
Class A (2,774,390) (39,514,456) (2,767,952) (49,944,459)
Class C (237,620) (3,230,087) (220,129) (3,906,441)
Class C - automatic conversion to Class A (4,648) (63,976) (147) (2,743)
Class R6 (5,368,488) (79,243,474) (10,956,177) (216,987,402)
Class I (18,095,173) (258,931,561) (37,214,783) (715,119,146)
Total redemptions (26,480,319) (380,983,554) (51,159,188) (985,960,191)
Net increase (decrease) (8,844,099) $(125,246,281) (25,105,826) $(531,389,497)

Notes to Financial Statements
(continued)
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to bond premium amortization adjustments, complex securities character adjustments, distribution reallocations, foreign currency transactions, foreign taxes paid, investments in partnerships, investments in passive foreign investment companies, paydowns, return of capital and long-term capital gain distributions received from portfolio investments, tax equalization, and taxes paid. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid were as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Global Infrastructure
$ 389,922,331 $ 99,429,342 $ (12,087,881) $ 87,341,461
Global Real Estate Securities
38,979,679 6,502,969 (2,630,000) 3,872,969
Real Asset Income
1,104,309,117 60,975,595 (67,246,936) (6,271,341)
Real Estate Securities
740,417,762 291,539,343 (34,685,318) 256,854,025
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Global Infrastructure
$ — $ — $ 87,295,844 $ (2,499,897) $ — $ (47,608) $ 84,748,339
Global Real Estate Securities
115,670 — 3,873,171 (4,203,708) — — (214,867)
Real Asset Income
897,716 — (6,267,772) (280,675,483) — (92,818) (286,138,357)
Real Estate Securities
— 5,005,442 256,854,025 — — (337,646) 261,521,821
12/31/23 12/31/22
Fund
Ordinary
Income
Long-Term
Capital Gains
Return
of Capital
Ordinary
Income
Long-Term
Capital Gains
Return
of Capital
Global Infrastructure
$ 11,097,798 $ — $ 498,028 $ 13,569,228 $ 18,248,498 $ —
Global Real Estate Securities
1,304,742 — — 1,218,702 725,299 344,655
Real Asset Income
59,122,649 — — 59,851,111 — 8,673,219
Real Estate Securities
26,775,692 7,897,121 — 60,683,855 143,816,677 —
Fund
Short-Term Long-Term Total
Global Infrastructure
$ 2,499,897 $ — $ 2,499,897
Global Real Estate Securities
1,838,788 2,364,920 4,203,708
Real Asset Income
168,153,759 112,521,724 280,675,483
Real Estate Securities
— — —

The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedules:
The annual complex-level fee, payable monthly, for each Fund is determined by taking the complex-level fee rate, which is based on the aggregate amount of “eligible assets” of all Nuveen funds as set forth in the schedule below, and (except for Global Real Estate Securities and Real Asset
Income) making, as appropriate, an upward adjustment to that rate based upon the percentage of the particular fund’s assets that are not “eligible assets.” The complex-level fee schedule for each Fund is as follows:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of December 31, 2023, the complex-level fee rate for each Fund was as follows:
Average Daily Net Assets
Global
Infrastructure
Global Real Estate
Securities
Real Estate
Securities
For the first $125 million 0.7500% 0.7500% 0.7000%
For the next $125 million 0.7375 0.7375 0.6875
For the next $250 million 0.7250 0.7250 0.6750
For the next $500 million 0.7125 0.7125 0.6625
For the next $1 billion 0.7000 0.7000 0.6500
For the next $3 billion 0.6750 0.6750 0.6250
For the next $2.5 billion 0.6500 0.6500 0.6000
For the next $2.5 billion 0.6375 0.6375 0.5875
For net assets over $10 billion 0.6250 0.6250 0.5750
Average Daily Net Assets Real Asset Income
For the first $125 million 0.6000%
For the next $125 million 0.5875
For the next $250 million 0.5750
For the next $500 million 0.5625
For the next $1 billion 0.5500
For the next $3 billion 0.5250
For the next $5 billion 0.5000
For net assets over $10 billion 0.4875
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
Global Infrastructure
0 .1722%
Global Real Estate Securities
0 .1602%
Real Asset Income
0 .1602%
Real Estate Securities
0 .2000%

Notes to Financial Statements
(continued)
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time period stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expenses for the Class R6 Shares will not be less than the expense limitation. The expense limitation expiring July 31, 2025, may be terminated or modified prior to that date only with the approval of the Board.
Distribution and Service Fees:
 Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6
Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the
“Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized in "Other income" on the Statement of Operations and any amounts due to the Funds at the end of the reporting period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.  During the current fiscal period, the values of voluntary compensation were as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Global Infrastructure 1.00% July 31, 2025
Global Real Estate Securities 1.09 July 31, 2025
Real Asset Income 0.95 July 31, 2025
Real Estate Securities 0.97 July 31, 2025
Fund
Amount
Global Infrastructure
$ 497,564
Global Real Estate Securities
49,414
Real Asset Income
945,076
Real Estate Securities
1,591,144
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Global Infrastructure
$ 40,719 $ 37,115
Global Real Estate Securities
1,979 1,854
Real Asset Income
66,502 59,259
Real Estate Securities
30,382 26,649
Fund
Commission
Advances
(Unaudited)
Global Infrastructure
$ 17,905
Global Real Estate Securities
1,065
Real Asset Income
18,953
Real Estate Securities
2,056

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Affiliate Owned Shares:
As of the end of the reporting period, the percentage of Fund shares owned by TIAA and/or TIAA affiliates are as follows:
9. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The current credit facility was entered into on June 21, 2023 expiring on June 19, 2024, replacing the previous facility, which expired in June 2023.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the Funds did not utilize this facility.
Fund
12b-1 Fees
Retained
(Unaudited)
Global Infrastructure
$ 16,497
Global Real Estate Securities
837
Real Asset Income
66,735
Real Estate Securities
19,760
Fund
CDSC
Retained
(Unaudited)
Global Infrastructure
$ 1,171
Global Real Estate Securities
518
Real Asset Income
2,570
Real Estate Securities
(119)
Fund
TIAA
Owned Shares
Global Infrastructure
— %
Global Real Estate Securities
93
Real Asset Income
—
Real Estate Securities
—

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from Section 1250 gains and net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Qualified Interest Income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified  interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal
Revenue Code:
Qualified Business Income (QBI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified business income for individuals pursuant to Section 199A of the Internal Revenue Code:
Fund
Section 1250
Gains
Net Long-Term
Capital Gains
Global Infrastructure $ — $ —
Global Real Estate Securities — —
Real Asset Income — —
Real Estate Securities 813,386 7,266,347
Fund Percentage
Global Infrastructure
39 .5%
Global Real Estate Securities
1 .9
Real Asset Income
13 .2
Real Estate Securities
3 .7
Fund Percentage
Global Infrastructure
100 .0%
Global Real Estate Securities
27 .9
Real Asset Income
41 .4
Real Estate Securities
3 .9
Fund
1/1 to Current
Year End
Percentage
Global Infrastructure
3.6%
Global Real Estate Securities
1.9
Real Asset Income
27.8
Real Estate Securities
2.4

Foreign Source Income and Foreign Tax Credit Pass Through
Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as
Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund Percentage
Global Infrastructure
—%
Global Real Estate Securities
44.8
Real Asset Income
15.4
Real Estate Securities
85.2
Fund
Foreign Source
Income
Foreign Source
Income Per Share
Qualifying
Foreign
Taxes Paid
Qualifying
Foreign
Taxes Paid Per
Share
Global Infrastructure
$ 10,198,092 $ 0.23430 $ 875,764 $ 0.02012
Global Real Estate Securities
— — — —
Real Asset Income
— — — —
Real Estate Securities
— — — —
Fund Percentage
Global Infrastructure
3.3%
Global Real Estate Securities
1.9
Real Asset Income
32.6
Real Estate Securities
2.4

Shareholder Meeting Report
(Unaudited)
The special meeting of shareholders was held on November 20, 2023, for Nuveen Investment Trust V and Nuveen Investment Fund Inc; at this meeting, the shareholders were asked to elect Board members.
Nuveen Investment
Trust V
Nuveen Investment
Funds, Inc.
Approval of the Board Members was reached as follows:
Joseph A. Boateng
For 279,011,480 527,096,856
Withhold 2,605,918 6,978,513
Total 281,617,398 534,075,369
Michael A. Forrester
For 279,670,519 528,051,701
Withhold 1,946,879 6,023,668
Total 281,617,398 534,075,369
Thomas J. Kenny
For 279,665,769 528,042,849
Withhold 1,951,629 6,032,520
Total 281,617,398 534,075,369
Amy B.R. Lancellotta
For 279,558,031 528,290,629
Withhold 2,059,367 5,784,740
Total 281,617,398 534,075,369
Joanne T. Medero
For 279,513,027 528,012,180
Withhold 2,104,371 6,063,189
Total 281,617,398 534,075,369
Albin F. Moschner
For 279,516,924 527,124,878
Withhold 2,100,474 6,950,491
Total 281,617,398 534,075,369
John K. Nelson
For 279,308,542 528,105,547
Withhold 2,308,856 5,969,822
Total 281,617,398 534,075,369
Loren M. Starr
For 279,693,509 528,323,160
Withhold 1,923,889 5,752,209
Total 281,617,398 534,075,369
Matthew Thornton III
For 279,631,102 528,016,841
Withhold 1,986,296 6,058,528
Total 281,617,398 534,075,369
Terence J. Toth
For 272,225,394 527,139,054
Withhold 9,392,004 6,936,315
Total 281,617,398 534,075,369
Margaret L. Wolff
For 279,607,501 528,268,255
Withhold 2,009,897 5,807,114
Total 281,617,398 534,075,369
Robert L. Young
For 279,611,995 528,003,067
Withhold 2,005,403 6,072,302
Total 281,617,398 534,075,369

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
SS&C Global Investor &
Distribution Solutions, Inc.
(SS&C GIDS)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Basis Point:
One one-hundredth of one percentage point, or 0.01%. For example, 25 basis points equals 0.25%.
Beta:
A measure of the volatility of a portfolio relative to the overall market. A beta less than 1.0 indicates lower risk than the market; a beta greater than 1.0 indicates higher risk than the market.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
Market Capitalization:
The market capitalization of a company is equal to the number of the company’s common shares outstanding multiplied by the current price of the company’s stock.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Tax Equalization :
The practice of treating a portion of the distribution made to a redeeming shareholder, which represents their proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the fund’s dividends paid deduction.

Liquidity Risk Management Program
(Unaudited)

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Directors (the “Board”)
previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity
Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-
Committee (the “LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2023 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2022 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“liquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Annual Investment Management
Agreement Approval Process
(Unaudited)
At a meeting held on May 23-25, 2023 (the “May Meeting”), the Board of Trustees or Directors, as applicable (the “Board” and each Trustee or
Director, a “Board Member”) of the Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the
Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the
“Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all Independent Board Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.”
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and the applicable sub-advisers in their annual review of the advisory agreements. Throughout the year, the
Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds; management of distributions; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The presentations, discussions, and meetings throughout the year also provide a means for the Board to evaluate the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions advanced in 2022 for the benefit of particular Nuveen funds and/or the Nuveen fund complex; a review of each sub-adviser to the
Nuveen funds and/or the applicable investment team; an analysis of fund performance with a focus on any Nuveen funds considered performance outliers; an analysis of the fees and expense ratios of the Nuveen funds with a focus on any Nuveen funds considered expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the
Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the
Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Independent Board Members.
As part of its review, the Board met on April 11-12, 2023 (the “April Meeting”) to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the Board’s annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Adviser in providing services to the Funds.
The Board recognized that the Adviser provides a wide array of management, oversight and administrative services to manage and operate the
Nuveen funds and that the scope and complexity of these services, along with the undertakings required of the Adviser in connection with providing these services, have expanded over time as a result of, among other things, regulatory, market and other developments. The Board noted the
Adviser’s dedication of resources, time, personnel and capital and commitment to continuing to develop improvements and innovations that seek to enhance the Nuveen fund complex and meet the needs of the Nuveen funds in an increasingly complex regulatory environment. The Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services.
The Board considered the breadth and the quality of the services the Adviser and its various teams provide in overseeing the investment management of the Nuveen funds, including, among other things, overseeing and reviewing the services provided by the various sub-advisers to the Nuveen funds and their investment teams; evaluating fund performance and market conditions; overseeing operational and investment risks;
evaluating investment strategies and recommending any changes thereto; managing liquidity; managing the daily valuation of portfolio securities;
overseeing trade execution and securities lending; and setting and managing distributions consistent with the respective fund’s product design.
The Board also reviewed the structure of investment personnel compensation of each Fund Adviser and considered whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
Given the Nuveen funds operate in a highly regulated industry, the Board further considered the extensive compliance, regulatory and administrative services the Adviser and its various teams provide to manage and operate the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, laws and regulations; devising internal compliance programs in seeking to enhance compliance with regulatory requirements and creating a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board reviewed highlights of the various initiatives Nuveen compliance had taken in 2022 including, among other things, additional due diligence of service providers as their operating environments evolve post-Covid to more hybrid in-person working arrangements; investments in supporting and expanding international trading capabilities; continuing efforts to enhance policies and controls to address compliance risks including those related to environmental, social and governance (“ESG”) matters and new regulatory developments or guidance; and establishing and maintaining compliance policies and comprehensive compliance training programs. The Board also considered information regarding the Adviser’s business continuity, disaster recovery and information security programs and the periodic testing and review of such programs.
In addition to the above functions, the Board considered the quality and extent of other non-advisory services the Adviser provides including, among other things, various fund administration services (such as preparing, overseeing or assisting with the preparation of tax and regulatory filings); product management services (such as evaluating and enhancing products and strategies); legal support services; shareholder services and transfer agency function oversight services; and board support and reporting services. With respect to board support services, the Board reviewed a summary of the annual, quarterly, and special reports the Adviser and/or its affiliates provided to the Board throughout 2022.
The Board further acknowledged various initiatives the Adviser had undertaken or continued in 2022 in seeking to improve the effectiveness of its organization, the Nuveen funds product line-up as well as particular Nuveen fund(s) through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations; launching new funds; reviewing and updating investment policies and benchmarks; reopening certain funds previously closed to new investors; adding or modifying the share classes offered by certain funds;
implementing fee waivers and expense cap changes for certain funds and evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are represented.
Aside from the services provided, the Board recognized the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the
Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes to such team, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the
Nuveen funds prepared specifically for the annual review of the advisory agreements as well as the performance data the Board received throughout the year representing different time periods. In this regard, leading into the May Meeting, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2022 and March 31, 2023 (or for shorter periods available to the extent a Fund was not in existence during such periods). The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. In addition, the Board reviewed and discussed performance data at its regularly scheduled quarterly meetings during the year. The Board therefore took into account the performance data, presentations and discussions
(written and oral) that have been provided for the annual review as well as in prior meetings over time in evaluating fund performance, including the
Adviser’s analysis of a fund’s performance with particular focus on performance outliers (both overperformance and underperformance), the factors contributing to performance (including relative to a fund’s benchmark and peers and the impact of market conditions) and any recommendations or steps that had been taken or were proposed to be taken to address significant performance concerns. In this regard, the Board noted, among other things, that certain Nuveen funds had changes in portfolio managers or other significant changes to their investment strategies or policies since
March 2020, and, as a result, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes.
The Board recognized that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board noted that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed Nuveen fund performance results from different perspectives. In general, subject to certain exceptions, the
Board reviewed both absolute and relative fund performance during the annual review over the various time periods and evaluated performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies and other characteristics of the peers in the Performance Peer
Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable Nuveen fund. With respect to relative performance of a Nuveen fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.
The Board also evaluated Nuveen fund performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board recognized that longer periods of performance may reflect full market cycles.
In relation to recent general market conditions, the Board had recognized the general market volatility and underperformance of the market in
2022 in considering Nuveen fund performance. The Board took into account the Adviser’s assessment of a fund’s performance during the recent period of significant market volatility. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen Global Infrastructure Fund (the “Global Infrastructure Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-year period ended December 31, 2022, the Fund outperformed its benchmark for the three- and five-year periods ended December 31, 2022 and ranked in the first quartile of its Performance Peer Group for the one-year period, third quartile for the three-
year period and second quartile for the five-year period ended December 31, 2022. In addition, although the Fund’s performance was below the performance of its benchmark for the one- and three-year periods ended March 31, 2023, the Fund outperformed its benchmark for the five-year period ended March 31, 2023 and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended March
31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Global Real Estate Securities Fund (the “Global Real Estate Securities Fund”), the Board noted that the Fund outperformed or matched the performance of its benchmark for the one- and three-year periods ended December 31, 2022 and ranked in the second quartile of its
Performance Peer Group for the one-year period ended December 31, 2022 and first quartile for the three-year period ended December 31, 2022.
Further, the Fund outperformed its benchmark for the one-, three- and five-year periods ended March 31, 2023 and ranked in the second quartile of its Performance Peer Group for the one-year period and first quartile for the three- and five-year periods ended March 31, 2023. On the basis of the
Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Real Asset Income Fund (the “Real Asset Income Fund”), the Board noted that although the Fund’s performance was below the performance of its blended benchmark for the three-year period ended December 31, 2022, the Fund outperformed its blended benchmark for the one- and five-year periods ended December 31, 2022. The Fund also ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2022. In addition, although the Fund’s performance was below the performance of its blended benchmark for the five-year period ended March 31, 2023 and the Fund ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended March 31, 2023, the Fund outperformed its blended benchmark for the one- and three-year periods ended
March 31, 2023 and ranked in the second quartile of its Performance Peer Group for the one-year period ended March 31, 2023. In its review, the
Board recognized that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s)
and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the
Advisory Agreements.
For Nuveen Real Estate Securities Fund (the “Real Estate Securities Fund”), the Board noted that the Fund’s performance was below the performance of its blended benchmark for the one-, three- and five-year periods ended December 31, 2022 and March 31, 2023. The Fund, however, ranked in the first quartile of its Performance Peer Group for the one-year period ended December 31, 2022 and third quartile for the three- and five-year periods ended December 31, 2022. Further, the Fund ranked in the second quartile of its Performance Peer Group for the one-
and three-year periods ended March 31, 2023 and third quartile for the five-year period ended March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, with respect to the Nuveen open-end funds, the contractual management fee and net management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund (after any fee waivers and/or expense reimbursements). More specifically, the
Independent Board Members reviewed, among other things, each Nuveen open-end fund’s gross and net management fee rates (i.e., before and after fee waivers and/or expense reimbursements, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and to a more focused subset of comparable funds (the “Peer Group”) established by Broadridge
(subject to certain exceptions). The Independent Board Members reviewed the methodology Broadridge employed to establish its Peer
Universe and Peer Group (as applicable) and recognized that differences between the applicable fund and its respective Peer Universe and/
or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each Nuveen fund with a net total expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net total expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the
Board generally considered the fund’s net total expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group.
The Independent Board Members also considered, in relevant part, a Nuveen fund’s management fee and net total expense ratio in light of its performance history, including reviewing certain funds identified by the Adviser and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
In addition, in their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $62.4 million and fund-level breakpoints reduced fees by approximately $76.1 million in 2022. Further, fee caps and waivers for all applicable Nuveen funds saved shareholders approximately $13.4 million in fees in 2022.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the Global Infrastructure Fund and the Real Asset Income Fund each had a net management fee that was in line with the respective peer average and a net total expense ratio that was below the respective peer average;
and (b) the Global Real Estate Securities Fund and the Real Estate Securities Fund each had a net management fee and a net total expense ratio that were below the respective peer averages.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the
Sub-Adviser, such other clients may include: retail and institutional managed accounts sub-advised by the Sub-Adviser; hedge funds or other structured products managed by the Sub-Adviser; investment companies offered outside the Nuveen family and sub-advised by the Sub-
Adviser; foreign investment companies offered by Nuveen and sub-advised by the Sub-Adviser; and collective investment trusts sub-advised by the Sub-Adviser. The Board further noted that the Adviser also advised, and the Sub-Adviser sub-advised, certain exchange-traded funds
(“ETFs”) sponsored by Nuveen. The Board reviewed, among other things, the range of fees assessed for managed accounts, hedge funds
(along with their performance fee), foreign investment companies and ETFs offered by Nuveen, as applicable. The Board also reviewed the fee range and average fee rate of certain selected investment strategies offered in retail and institutional managed accounts sub-advised by the Sub-Adviser, the hedge funds advised by the Sub-Adviser (along with their performance fee) and non-Nuveen investment companies sub-advised by certain affiliated sub-advisers.
In considering the comparative fee data, the Board recognized that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the Nuveen funds compared to that provided to other clients as well as differences in investment policies; eligible portfolio assets and the manner of managing such assets; product structure; investor profiles; account sizes; and regulatory requirements contribute to the variations in the fee schedules. Similarly, differences in the client base, governing bodies, distribution jurisdiction and operational complexities would also contribute to variations in management fees assessed the Nuveen funds compared to foreign fund clients. Further, with respect to ETFs, the Board considered that the Nuveen ETFs that are designed to track the performance of a specified index (“Index ETFs”) were passively managed compared to the active management of other Nuveen funds, which also contributed to the differences in fee levels between such Index ETFs and the actively managed funds. The Board acknowledged the wide range of services in addition to investment management that the Adviser had provided to the Nuveen funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds as well as profitability data of other publicly traded asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2022 and 2021 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution and certain other expenses) for the 2022 and 2021 calendar years. The Independent Board Members also considered a summary of some of the key factors that impacted Nuveen’s profitability in 2022. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) the Adviser derived from its ETF product line for the 2022 and 2021 calendar years.

In developing the profitability data of the Adviser for its advisory services to the Nuveen funds, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no perfect expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 through 2022, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the
Nuveen funds (excluding distribution) for the calendar years from 2017 through 2022. The Board had also appointed four Independent
Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to meet with representatives of the Adviser and review the development of the profitability data and to report to the full Board.
In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of
Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board recognized that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by
Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2012 to 2022. Although the total company operating margins of Nuveen Investments were in the bottom half of the peer group range for 2022 and 2021, the Independent
Board Members recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2022 and 2021 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2022 and December 31, 2021. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) by asset type for the Sub-Adviser for the calendar years ending December 31,
2022 and December 31, 2021.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the
Board recognized that economies of scale are difficult to measure with any precision and certain expenses may not decline with a rise in assets, the Board considered that Nuveen shares the benefits of economies of scale, if any, in a number of ways including through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-level fee schedules. With this structure, the Board noted that the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows.
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2022 and
2021), including the temporary expense caps applicable to the Funds. The Board recognized that such waivers and reimbursements applicable to the respective Nuveen funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.
As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments in the Nuveen business were not specific to individual Nuveen funds but rather incurred across of a variety of products and services pursuant to which the family of Nuveen funds as a whole

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
may benefit. In addition, the Board also considered that Nuveen has provided, without raising advisory fees to the Nuveen funds, certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, and this was also a means of sharing economies of scale with the funds and their shareholders.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Independent
Board Members further noted that, subject to certain exceptions, certain classes of the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party financial intermediaries, the Board reviewed the amount retained by the Adviser’s affiliate.
In addition, the Independent Board Members noted that the various sub-advisers to the Nuveen funds do not generally benefit from soft dollar arrangements with respect to Nuveen fund portfolio transactions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.
F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Independent Board
Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

Directors/Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Directors/Trustees of the Funds. The number of Directors/Trustees of the Funds is currently set at twelve. None of the Directors/Trustees who are not “interested” persons of the Funds (referred to herein as “Independent Directors/Trustees”) has ever been a Directors/Trustees or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Directors/Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Directors/Trustees. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Director/Trustee
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Co-Chair and
Director/Trustee
2008 Formerly, a Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), formerly,
Chair of its Investment Committee (2017-2022); formerly, Member,
Chicago Fellowship Board (philanthropy) 2005-2016); formerly,
Director, Fulcrum IT Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director,
LogicMark LLC (health services) (2012-2016); formerly, Director,
Legal & General Investment Management America, Inc. (asset
management) (2008-2013); formerly, CEO and President, Northern
Trust Global Investments (financial services) (2004-2007); Executive
Vice President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern Trust
Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005-2007), Northern Trust
Global Investments Board (2004-2007), Northern Trust Japan Board
(2004-2007), Northern Trust Securities Inc. Board (2003-2007) and
Northern Trust Hong Kong Board (1997-2004).
211
Joseph A. Boateng
1963
730 Third Avenue
New York, NY 10017
Director/Trustee 2024 Chief Investment Officer, Casey Family Programs (since 2007).
Director of U.S. Pension Plans, Johnson & Johnson (2002-2006);
Board Member, Lumina Foundation; and Waterside School;
Emeritus Board Member, Year-Up Puget Sound; Investment
Advisory Committee Member, Seattle City Employees’ Retirement
System; Investment Committee Member, The Seattle Foundation.
190
Michael A. Forrester
1967
730 Third Avenue
New York, NY 10017
Director/Trustee 2024 Chief Executive Officer (2014–2021) and Chief Operating Officer
(2007–2014), Copper Rock Capital Partners, LLC; Trustee, Dexter
Southfield School; Member, Governing Council of the Independent
Directors Council.
190
Thomas J. Kenny
1963
730 Third Avenue
New York, NY 10017
Co-Chair and
Director/Trustee
2024 Advisory Director (2010–2011), Partner (2004–2010), Managing
Director (1999–2004) and Co-Head of Global Cash and Fixed
Income Portfolio Management Team (2002–2010), Goldman
Sachs Asset Management; Director and Chair of the Finance and
Investment Committee, Aflac Incorporated; Director, ParentSquare.
211
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2021 Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); President (since
2023) and Member (since 2020) of the Board of Directors, Jewish
Coalition Against Domestic Abuse (JCADA).
211

Directors/Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Director/Trustee
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
211
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
211
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2013 Member of Board of Directors of Core12 LLC. (private firm which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.
211
Loren M. Starr
1961
730 Third Avenue
New York, NY 10017
Director/Trustee 2024 Independent Consultant/Advisor (since 2021). Vice Chair, Senior
Managing Director (2020–2021), Chief Financial Officer, Senior
Managing Director (2005–2020), Invesco Ltd.; Director, AMG.
210

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Director/Trustee
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
211
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member (since 2004)
formerly, Chair (2015-2022) of the Board of Trustees of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
211
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
211
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Jordon Farris
1980
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2024 Managing Director, Head of Product Management and Development, ETFs, of
Nuveen; Managing Director of Nuveen Fund Advisors, LLC.
Brett E. Black
1972
333 West Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Managing Director, Chief Compliance Officer of Nuveen; formerly, Vice President
(2014-2022), Chief Compliance Officer and Anti-Money Laundering Compliance
Officer (2017-2022) of BMO Funds, Inc.
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Secretary
2013 Managing Director and Assistant Secretary of Nuveen Securities, LLC and Nuveen
Fund Advisors, LLC; Managing Director and Associate General Counsel of
Nuveen; Managing Director Assistant Secretary and Associate General Counsel
of Nuveen Asset Management, LLC; has held various positions with Nuveen since
2013; Managing Director, Associate General Counsel and Assistant Secretary of
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC.

Directors/Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Jeremy D. Franklin
1983
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2024 Vice President and Assistant Secretary, Nuveen Fund Advisors, LLC; Vice President
Associate General Counsel and Assistant Secretary, Nuveen Asset Management,
LLC, Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC;
Vice President and Associate General Counsel, Teachers Insurance and Annuity
Association of America; Vice President and Assistant Secretary, TIAA-CREF Funds
and TIAA-CREF Life Funds; Vice President, Associate General Counsel, and
Assistant Secretary, TIAA Separate Account VA-1 and College Retirement Equities
Fund.
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC; Vice
President, Associate General Counsel and Assistant Secretary of Nuveen
Asset Management, LLC, Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC; Vice President and Associate General Counsel of Nuveen.
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director of Nuveen; Managing Director of Nuveen Fund
Advisors, LLC; has previously held various positions with Nuveen; Chartered
Financial Analyst.
Brian H. Lawrence
1982
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2023 Vice President and Associate General Counsel of Nuveen; Vice President,
Associate General Counsel and Assistant Secretary of Teachers Advisors, LLC and
TIAA-CREF Investment Management, LLC; formerly Corporate Counsel of Franklin
Templeton (2018-2022).
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2016 Managing Director of Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Senior Managing Director and Head of Investment Oversight of Nuveen;
Managing Director of Nuveen Fund Advisors, LLC; has previously held various positions with Nuveen; Chartered Financial Analyst and Certified Financial Risk
Manager.
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director, General Counsel and Secretary of Nuveen Fund Advisors,
LLC; Managing Director, Associate General Counsel and Assistant Secretary of
Nuveen Asset Management, LLC; Managing Director and Assistant Secretary
of TIAA SMA Strategies LLC; Managing Director, Associate General Counsel
and Assistant Secretary of College Retirement Equities Fund, TIAA Separate
Account VA-1, TIAA-CREF Funds, TIAA-CREF Life Funds, Teachers Insurance and
Annuity Association of America, Teacher Advisors LLC, TIAA-CREF Investment
Management, LLC and Nuveen Alternative Advisors LLC; has previously  held various positions with Nuveen/TIAA.
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2016 Executive Vice President, Secretary and General Counsel of Nuveen Investments,
Inc.; Executive Vice President and Assistant Secretary of Nuveen Securities,
LLC and Nuveen Fund Advisors, LLC; Executive Vice President and Secretary of
Nuveen Asset Management, LLC; Executive Vice President, General Counsel and
Secretary of Teachers Advisors, LLC, TIAA-CREF Investment Management, LLC and
Nuveen Alternative Investments, LLC; Executive Vice President, Associate General
Counsel and Assistant Secretary of TIAA-CREF Funds and TIAA-CREF Life Funds;
has previously held various positions with Nuveen; Vice President and Secretary of Winslow Capital Management, LLC; formerly, Vice President (2007-2021) and
Secretary (2016-2021) of NWQ Investment Management Company, LLC and Santa
Barbara Asset Management, LLC.
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director, Mutual Fund Tax and Expense Administration of Nuveen,
TIAA-CREF Funds, TIAA-CREF Life Funds, TIAA Separate Account VA-1 and the
CREF Accounts; Managing Director of Nuveen Fund Advisors, LLC, Teachers
Advisors, LLC and TIAA-CREF Investment Management, LLC; has previously held various positions with TIAA.
James Nelson III
1976
730 Third Avenue
New York, NY 10017
Vice President 2024 Senior Managing Director, Global Head of Product, Publics, Nuveen; formerly,
Head of North American Product Management & Pricing, Invesco (2018-2023).

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Mary Beth Ramsay
1965
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President 2024 Chief Risk Officer, Nuveen and TIAA Financial Risk; Head of Nuveen Risk
& Compliance; Executive Vice President, Teachers Insurance and Annuity
Association of America; formerly, Senior Vice President, Head of Sales and Client
Solutions (2019-2022) and U.S. Chief Pricing Actuary (2016-2019), SCOR Global
Life Americas; Member of the Board of Directors of Society of Actuaries.
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director of Nuveen.
E. Scott Wickerham
1973
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance of Nuveen;
Senior Managing Director of Nuveen Fund Advisors, LLC and Nuveen Asset
Management, LLC; Principal Financial Officer, Principal Accounting Officer and
Treasurer of the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA Separate
Account VA-1 and the CREF Accounts; has held various positions with TIAA since
2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2016 Vice President and Assistant Secretary of Nuveen Securities, LLC and Nuveen
Fund Advisors, LLC; Vice President, Associate General Counsel and Assistant
Secretary of Teachers Advisors, LLC and TIAA-CREF Investment Management,
LLC and Nuveen Asset Management, LLC; Vice President and Associate General
Counsel of Nuveen.
Rachael Zufall
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC;
Managing Director, Associate General Counsel and Assistant Secretary of the
CREF Accounts, TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF
Life Funds; Managing Director, Associate General Counsel and Assistant Secretary
of Teacher Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing
Director of Nuveen, LLC and of TIAA.
(1) Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MAN-FREGIF-1223P 3342554-INV-Y-02/25
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/fund-governance. (To view the code, click on Code of Conduct.)

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors or Trustees (“Board”) determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant’s audit committee financial experts are Joseph A. Boateng, Albin F. Moschner, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng received a B.S. from the University of Ghana and an M.B.A. from the University of California, Los Angeles.

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and member of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses, and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that PricewaterhouseCoopers, the Funds’ auditor, billed to the Funds during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PricewaterhouseCoopers provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The preapproval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair (or, in his absence, any other member of the Audit Committee).

Fiscal Year Ended December 31, 2023	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen Global Real Estate Securities Fund	56,650	0	1,795	0

Total	$56,650	$0	$1,795	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Global Real Estate Securities Fund	0%	0%	0%	0%

December 31, 2022	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen Global Real Estate Securities Fund	55,345	0	0	0

Total	$55,345	$0	$0	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Global Real Estate Securities Fund	0%	0%	0%	0%

Fiscal Year Ended December 31, 2023	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Trust V	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended December 31, 2022	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Trust V	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended December 31, 2023	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen Global Real Estate Securities Fund	1,795	0	0	1,795

Total	$1,795	$0	$0	$1,795

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended December 31, 2022	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen Global Real Estate Securities Fund	0	0	0	0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	See Portfolio of Investments in Item 1.

b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.nuveen.com/fund-governance and there were no amendments during the period covered by this report. (To view the code, click on Code of Conduct.)

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust V

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Date: March 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: March 7, 2024

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: March 7, 2024